UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

SHORT-TERM INVESTMENT SECURITIES — 101.9%	Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 11.4%
Chariot Funding LLC 5.27% due 10/03/06*	$260,000	$259,962
Clipper Receivables Co. LLC 5.26% due 10/18/06	275,000	274,357
Fairway Finance Corp. 5.26% due 10/10/06*	275,000	274,679
Greyhawk Funding LLC 5.27% due 10/26/06*	250,000	249,122
Park Avenue Receivables Corp. 5.30% due 10/04/06*	270,000	269,920
Preferred Receivables Funding 5.27% due 10/03/06*	290,000	289,957

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $1,617,997)		1,617,997

BANK NOTES — 5.3%
AmSouth Bank NA 5.43% due 06/27/07(1)	250,000	250,166
Bank of America NA 5.36% due 02/23/07	200,000	200,000
US Bank NA 5.44% due 01/25/07	300,000	300,025

TOTAL BANK NOTES (cost $750,191)		750,191

BANKERS’ ACCEPTANCES — 2.8%
J.P. Morgan Chase & Co. 5.25% due 11/09/06 (cost $391,817)	394,000	391,817

CERTIFICATES OF DEPOSIT — 38.6%
Abbey National Treasury Services PLC 5.42% due 02/08/07	300,000	300,000
Australia and New Zealand Banking Group, Ltd. 4.81% due 01/29/07	150,000	150,002
Bank of America NA 5.21% due 04/19/07	200,000	200,000
Barclays Bank PLC 5.51% due 06/18/07	250,000	250,000
BNP Paribas 5.33% due 04/30/07	150,000	150,000
Branch Banking and Trust Co. 5.27% due 10/25/06	400,000	400,000
Cargill Global Funding 5.26% due 10/03/06*	375,000	374,945
CBA Finance 5.26% due 10/18/06	215,000	214,497
Credit Suisse First Boston 4.54% due 10/17/06	250,000	250,000
Credit Suisse First Boston 4.79% due 01/24/07	150,000	150,000
Danske Corp. 5.25% due 10/13/06	350,000	349,439
HBOS Treasury Services PLC 4.81% due 12/07/06	250,000	250,000
HBOS Treasury Services PLC 4.84% due 01/30/07	150,000	150,000
Interstar Millennium Trust Series 2006-2GA, Class A1 5.31% due 05/25/11(2)	110,000	110,000
Ranger Funding Co. LLC 5.27% due 11/01/06*	327,000	325,564
Regions Bank 5.29% due 10/11/06	300,000	300,000
Royal Bank of Scotland 4.82% due 01/18/07	170,000	169,997
Scaldis Capital LLC 5.28% due 10/17/06*	300,000	299,340
Societe Generale New York 5.67% due 07/23/07	150,000	150,000
Total Capital SA 5.32% due 10/17/06*	282,000	281,375
Wells Fargo Bank NA 4.86% due 01/31/07	200,000	199,509
Wells Fargo Bank NA 5.09% due 03/29/07	200,000	200,000
Wilmington Trust Co. 5.19% due 10/13/06	250,000	250,050

TOTAL CERTIFICATES OF DEPOSIT (cost $5,474,718)		5,474,718

COMMERCIAL PAPER — 29.0%
CAFCO LLC 5.27% due 11/07/06*	300,000	298,419
Ciesco LLC 5.29% due 11/09/06*	300,000	298,325
Falcon Asset Securitization Corp. 5.26% due 10/11/06*	275,000	274,638
Fortis Bank New York 5.69% due 07/23/07	150,000	150,000
General Electric Capital Corp. 5.25% due 11/14/06	400,000	397,492
Holmes Financing PLC Series 9, Class 1A 5.30% due 12/15/06(1)(3)	180,000	180,000
MetLife, Inc. 5.25% due 10/10/06*	300,000	299,650
Morgan Stanley 5.25% due 10/20/06	300,000	299,212
Mound Financing PLC Series 4A, Class 1A 5.38% due 11/08/06(1)(3)	158,000	158,000
Northern Rock PLC 5.27% due 11/28/06*	250,000	247,914
Permanent Financing PLC Series 9A, Class 1A 5.34% due 03/10/07(1)	215,000	215,003
Schlumberger Technology Corp. 5.29% due 10/19/06*	400,000	399,001
Svenska Handelsbanken AB 4.81% due 12/27/06	250,000	250,006
UBS Finance LLC 5.27% due 10/26/06	350,000	348,770

Windmill Funding Corp. 5.27% due 11/02/06*	290,000	288,684

TOTAL COMMERCIAL PAPER (cost $4,105,114)		4,105,114

CORPORATE SHORT-TERM NOTES — 3.5%
Peoples Security Life Insurance Co. 5.84% due 11/01/06(1) (cost $500,000)	500,000	500,000

MEDIUM TERM NOTES — 2.1%
International Business Machines Corp. 5.36% due 06/28/07 (cost $300,128)	300,000	300,128

U.S. GOVERNMENT AGENCIES — 9.2%
Federal Home Loan Bank 2.63% due 10/16/06	1,000,000	998,971
Federal Home Loan Mtg. Corp. Disc. Notes 5.10% due 10/23/06	300,000	299,081

TOTAL U.S. GOVERNMENT AGENCIES (cost $1,298,052)		1,298,052

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,438,017)		14,438,017

TOTAL INVESTMENTS — (cost $14,438,017)@	101.9%	14,438,017
Liabilities in excess of other assets	(1.9)	(271,206)

NET ASSETS	100.0%	$14,166,811

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $4,731,495 representing 33.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of September 30, 2006, maturity date reflects next reset date.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(3)	Collateralized mortgage obligation

Industry Allocation*

Commercial Banks	21.7%
Banks	20.4
Trade & Term Receivables	12.2
Finance	10.3
Government Agencies	9.2
Securities Holding Companies	5.9
Trade Receivable	5.9
Insurance	5.6
Energy Services	4.8
Agricultural Operations	2.7
Information Technology	2.1
Industrial & Commercial	1.1

101.9%

*	Calculated as a percentage of net assets.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

Asset-Backed Securities — 16.2%	Principal Amount	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 16.2%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(1)(3)	$7,000,000	$7,247,669
Bear Stearns Alt-A Trust Series 2006-2, Class 23A1 5.99% due 03/25/36(1)	1,222,102	1,232,984
Bear Stearns Commercial Mtg. Securities Series 2005-PWR9, Class A4A 4.87% due 09/11/42(1)	2,470,000	2,389,724
Bear Stearns Commercial Mtg. Securities Series 2006-PW11, Class A4 5.63% due 03/11/39(1)	3,870,000	3,909,900
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(1)	5,000,000	4,838,249
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	4,867,457
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	4,831,032
Capital Auto Receivables Asset Trust Series 2003-3, Class A3A 2.96% due 01/15/08	2,076,414	2,062,243
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,246,300
Centex Home Equity Loan Trust Series 2005-A, Class AF4 4.72% due 10/25/31	840,000	829,044
Citibank Credit Card Issuance Trust Series 2004-A1, Class A1 2.55% due 01/20/09	5,000,000	4,959,397
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(1)	4,700,000	4,684,115
Commercial Mtg. Pass Through Certificates Pass Through Series 2005-C6, Class A5A 5.12% due 06/10/44(1)	4,650,000	4,578,465
Commercial Mtg. Pass Through Certificates Series 2006-C7, Class A4 5.96% due 06/10/46(1)	7,000,000	7,251,350
Connecticut RRB Special Purpose Trust CL&P-1 A5 6.21% due 12/30/11	3,000,000	3,104,123
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class A3 5.47% due 09/15/39(1)(5)	2,695,000	2,712,884
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 12/15/15(1)	4,200,000	4,264,695
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(1)	5,000,000	4,639,848
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	1,775,000	1,754,275
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	4,650,000	4,608,467
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(1)	4,500,000	4,563,576
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.42% due 01/25/36(1)	3,400,643	3,377,799
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,018,889
Indymac Index Mtg. Loan Trust Series 2006-AR11, Class 3A1 1.00% due 06/25/36(1)	1,120,428	1,127,833
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(1)(3)	4,500,000	4,363,127
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(1)	2,930,000	2,886,050
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	4,700,000	4,740,550
JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(1)	9,937,728	9,862,009
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(1)	4,700,000	4,576,625
MBNA Credit Card Master Note Trust Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,275,423
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,135,516
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38	4,700,000	4,602,977
Morgan Stanley Capital I Series 2005-IQ10, Class A4A 5.23% due 09/15/42(1)	4,455,000	4,415,228
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.27% due 02/25/35(1)	3,347,999	3,322,921
Susquehanna Auto Lease Trust Series 2006-1, Class A3 5.21% due 03/16/09(2)	2,040,000	2,041,275
Toyota Auto Receivables Owners Trust Series 2003-B, Class A4 2.79% due 01/15/10	2,357,683	2,320,844

Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)	4,650,000	4,568,913
Washington Mutual, Inc. Series 2005-AR3, Class A2 4.64% due 03/25/35(1)	4,340,019	4,266,948
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35	2,867,006	2,831,131
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36	4,357,724	4,386,160
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)	4,940,070	4,939,270

Total Asset-Backed Securities (cost $158,692,874)		158,635,285

Corporate Bonds & Notes — 13.8%

BANKS-COMMERCIAL — 0.1%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	478,247

BANKS-SUPER REGIONAL — 1.0%
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,247,235
Wachovia Capital Trust III Bank Guaranteed Notes 5.80% due 03/15/11(7)	1,575,000	1,579,275
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,966,919

		9,793,429

COSMETICS & TOILETRIES — 0.5%
Gillette Co. Senior Notes 4.13% due 08/30/07	4,990,000	4,921,008

DATA PROCESSING/MANAGEMENT — 0.7%
Financing Corp. STRIP Series 12 zero coupon due 12/06/13(1)	2,050,000	1,446,790
Financing Corp. STRIP Series 13 zero coupon due 12/27/13(1)	1,630,000	1,146,752
First Data Corp. Notes 3.38% due 08/01/08	4,000,000	3,870,504

		6,464,046

DIVERSIFIED FINANCIAL SERVICES — 0.6%
General Electric Capital Corp. Notes Series A 6.75% due 03/15/32	5,000,000	5,715,200

FINANCE-CONSUMER LOANS — 0.8%
Household Finance Corp. Notes 6.38% due 10/15/11	5,000,000	5,226,160
John Deere Capital Corp. 4.88% due 10/15/10	2,625,000	2,592,169

		7,818,329

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
Citicorp Sub. Notes Series C 6.75% due 10/15/07	4,000,000	4,048,976
Credit Suisse First Boston USA, Inc. Notes 4.88% due 01/15/15	2,435,000	2,342,380
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,407,743

		10,799,099

FINANCE-LEASING COMPANY — 0.3%
Boeing Capital Corp. Senior Notes 4.75% due 08/25/08	2,995,000	2,974,104

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc. 5.95% due 12/05/35	3,250,000	3,236,298

INSURANCE-LIFE/HEALTH — 0.9%
Hartford Life, Inc. Senior Notes 7.38% due 03/01/31	5,000,000	6,006,180
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,798,359

		8,804,539

INSURANCE-MULTI-LINE — 1.3%
Axa Sub. Notes 8.60% due 12/15/30	3,000,000	3,830,079
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,511,615
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,300,000	3,194,809

		12,536,503

INSURANCE-PROPERTY/CASUALTY — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,238,965

MEDICAL-HMO — 0.4%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,871,564

METAL-ALUMINUM — 0.5%
Alcoa, Inc. Notes 4.25% due 08/15/07	5,000,000	4,937,575

REGIONAL AUTHORITY — 1.0%
Housing Urban Development U.S Government Guaranteed 5.05% due 08/01/13(5)	10,000,000	10,069,600

SCHOOLS — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,366,725
Stanford University Sec. Debentures. 6.88% due 02/01/24	5,000,000	5,773,400

		11,140,125

SPECIAL PURPOSE ENTITIES — 1.1%
John Hancock Funds Notes 7.38% due 02/15/24*	5,000,000	5,814,370
Postal Square LP U.S. Government Guaranteed Notes 8.95% due 06/15/22	4,061,850	5,055,744

		10,870,114

TELECOM SERVICES — 0.6%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,341,135

TELEPHONE-INTEGRATED — 0.3%
BellSouth Corp. Bonds 6.55% due 06/15/34	3,000,000	3,004,965

TRANSPORT-SERVICES — 1.1%
Federal Express Corp. Pass Through Certificates Series 991A 6.72% due 01/15/22	3,960,737	4,260,565
United Parcel Service, Inc. Debentures 8.38% due 04/01/20	5,000,000	6,417,875

		10,678,440

TOTAL CORPORATE BONDS & NOTES (cost $129,760,166)		134,693,285

Foreign Corporate Bonds & Notes — 1.6%

AIRPORT DEVELOPMENT/MAINTENANCE — 0.4%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	4,194,659	4,282,327

DIVERSIFIED MANUFACTURED OPERATIONS — 0.5%
Siemens Financieringsmaatschappij NV Notes 5.75% due 10/17/16	4,725,000	4,795,762

ELECTRIC-DISTRIBUTION — 0.7%
Hydro-Quebec Local Government Guaranteed Series HY 8.40% due 01/15/22	5,000,000	6,561,445

TOTAL FOREIGN CORPORATE BONDS & NOTES
(cost $13,758,651)		15,639,534

Municipal Bonds & Notes — 1.9%

Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,660,960
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,740,538
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,564,464
Sonoma County, California Pension Obligation Series A 3.24% due 12/01/08	3,730,000	3,594,862
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,551,950

TOTAL MUNICIPAL BONDS & NOTES (cost $18,742,940)		18,112,774

U.S. Government Agencies — 47.7%

FEDERAL FARM CREDIT BANK — 2.5%
Federal Farm Credit Bank 4.88% due 01/14/11	24,800,000	24,468,777

FEDERAL HOME LOAN MTG. CORP. — 11.8%
2.50% due 04/15/13	14,287,057	13,904,753
4.50% due 08/01/35	1,009,644	943,911
4.50% due 09/01/35	705,518	659,585
4.50% due 10/01/35	4,140,257	3,870,704
4.50% due 11/01/35	2,192,326	2,049,595
4.50% due 12/01/35	6,334,918	5,922,483
5.00% due 09/01/35	1,843,119	1,772,190
5.00% due 10/01/35	8,451,740	8,133,034
5.00% due 11/01/35	2,355,996	2,265,329
5.00% due 11/01/35	17,322,858	16,669,632
5.00% due 12/01/35	967,382	930,154
5.00% due 12/01/35	1,363,989	1,312,555
5.00% due 02/01/36	517,910	497,826
5.00% due 05/01/36	278,746	268,399
5.00% due 06/01/36	1,192,147	1,145,719
5.00% due 06/01/36	249,999	240,378
5.00% due 07/01/36	561,843	539,962
5.00% due 08/01/36	459,842	441,934
5.00% due 09/01/36	823,007	790,956
6.00% due 06/01/36	9,987,985	10,034,050
6.00% due October TBA	43,688,613	43,717,500
7.50% due 05/01/27	10,009	10,409
14.75% due 03/01/10	6,555	7,340

		116,128,398

FEDERAL NATIONAL MTG. ASSOC. — 20.3%
4.50% due 09/01/35	14,220,301	13,290,349
4.50% due 12/01/35	57,355	53,604
5.00% due 01/01/17	210,381	207,637
5.00% due 02/01/17	79,018	77,988
5.00% due 10/01/17	8,624,847	8,504,206
5.00% due 11/01/17	1,236,791	1,219,490
5.00% due 12/01/17	639,923	630,972
5.00% due 01/01/18	1,490,527	1,469,679
5.00% due 02/01/18	3,324,855	3,276,787
5.00% due 05/01/18	243,551	239,986
5.00% due 06/01/18	27,309,518	26,910,278
5.00% due 09/01/18	564,214	555,999
5.00% due 10/01/18	3,009,313	2,965,264
5.00% due 11/01/18	2,093,557	2,062,913
5.00% due 12/01/18	8,437,857	8,314,348
5.00% due 01/01/19	3,789,846	3,734,384
5.00% due 02/01/19	6,462,896	6,363,043
5.00% due 03/01/19	8,805,347	8,665,382
5.00% due 04/01/19	7,983,571	7,857,697
5.00% due 05/01/19	7,540,751	7,420,574
5.00% due 06/01/19	5,399,758	5,313,393
5.00% due 09/01/19	776,291	763,875
5.00% due 10/01/19	2,020,429	1,988,114
5.00% due 11/01/19	2,284,028	2,247,496
5.00% due 12/01/19	3,126,184	3,076,184
5.00% due 06/01/33	112,150	108,145
5.00% due 07/01/33	2,620,720	2,527,128
5.00% due 11/01/33	801,325	772,707
5.00% due 03/01/34	5,858,005	5,648,802
5.00% due 05/01/34	1,636,345	1,575,603
5.00% due 06/01/34	882,292	849,540
5.00% due 09/01/34	3,674,555	3,538,153
5.00% due 07/01/35	9,350,336	8,990,505
5.00% due 08/01/35	8,207,648	7,891,793
5.00% due 09/01/35	4,703,063	4,522,074
5.00% due 10/01/35	834,365	802,256
5.50% due 08/01/35	7,281,713	7,177,502
5.50% due 10/01/35	1,745,128	1,720,153
5.50% due 11/01/35	3,708,345	3,655,274
5.50% due 12/01/35	258,716	255,014
6.00% due 06/01/35	349,263	351,410
6.00% due 09/01/35	639,213	642,324
6.00% due 11/01/35	47,329	47,559
6.00% due October TBA	600,938	602,625
6.50% due October TBA	28,435,000	28,950,384

		197,838,593

GOVERNMENT NATIONAL MTG. ASSOC. — 13.1%
0.99% due 10/15/34	60,211	62,183
5.00% due 07/15/33	10,266,761	9,994,312
5.00% due 10/15/33	694,299	675,874
5.00% due 11/15/33	694,033	675,617
5.00% due 12/15/33	205,715	200,255
5.00% due 01/15/34	1,219,582	1,185,892
5.00% due 02/15/34	690,974	671,887
5.00% due 03/15/34	627,589	610,252
5.00% due 05/15/34	40,879	39,750
5.00% due 03/15/35	292,917	284,649
5.00% due 09/15/35	603,592	586,553
5.00% due 10/15/35	564,733	548,791
5.00% due 11/15/35	568,037	552,003
5.00% due 12/15/35	2,267,782	2,203,767
5.00% due 01/15/36	1,151,437	1,118,555
5.00% due 02/15/36	789,679	767,129
5.00% due 03/15/36	4,061,366	3,945,391
5.00% due 04/15/36	2,469,299	2,398,787
5.00% due 05/15/36	2,504,385	2,432,870
5.00% due 06/15/36	5,012,418	4,869,282
5.00% due 07/15/36	902,716	876,938
5.50% due 10/15/32	246,706	245,308
5.50% due 11/15/32	435,621	433,151
5.50% due 12/15/32	549,513	546,399
5.50% due 01/15/33	8,705,113	8,655,503
5.50% due 02/15/33	11,719,891	11,653,104
5.50% due 03/15/33	8,235,059	8,188,129
5.50% due 05/15/33	1,260,170	1,252,989
5.50% due 06/15/33	878,874	873,866
5.50% due 07/15/33	102,766	102,181
5.50% due 08/15/33	544,773	541,668
5.50% due 09/15/33	1,666,324	1,656,828
5.50% due 10/15/33	166,095	165,148
5.50% due 11/15/33	1,633,992	1,624,682
5.50% due 01/15/34	1,342,248	1,334,391
5.50% due 02/15/34	996,316	990,483
5.50% due 03/15/34	6,886,266	6,845,958
5.50% due 04/15/34	304,943	303,158
5.50% due 05/15/34	421,677	419,208
5.50% due 06/15/34	972,847	967,152
5.50% due 07/15/34	381,922	379,686
5.50% due 08/15/34	130,280	129,518
5.50% due 09/15/34	6,273,234	6,236,515
5.50% due 10/15/34	4,603,474	4,576,528
5.50% due October TBA	9,700,000	9,633,312
6.00% due 03/15/28	56,160	57,002
6.00% due 06/15/28	27,274	27,683
6.00% due 08/15/28	115,845	117,582
6.00% due 09/15/28	91,613	92,987
6.00% due 10/15/28	104,897	106,470
6.00% due 11/15/28	27,563	27,976
6.00% due 12/15/28	427,272	433,660
6.00% due 03/15/29	6,483	6,576
6.00% due 04/15/29	17,659	17,910
6.00% due 07/15/31	5,484	5,560
6.00% due 01/15/32	83,037	84,186
6.00% due 02/15/32	2,962	3,003
6.00% due 07/15/32	33,498	33,961
6.00% due 09/15/32	47,442	48,098
6.00% due 10/15/32	1,587,698	1,609,675
6.00% due 11/15/32	109,032	110,541
6.00% due 01/15/33	13,453	13,634
6.00% due 02/15/33	190,929	193,490
6.00% due 03/15/33	284,742	288,562
6.00% due 04/15/33	302,656	306,716
6.00% due 05/15/33	219,444	222,388
6.00% due 12/15/33	209,708	212,566
6.00% due 08/15/34	38,523	39,043
6.00% due 09/15/34	807,664	818,576
6.00% due 10/15/34	425,013	430,755
6.50% due 07/15/09	5,586	5,619
6.50% due 04/15/11	2,078	2,108
6.50% due 01/15/12	25,087	25,519
6.50% due 02/15/12	8,149	8,290
6.50% due 10/15/12	21,469	21,839
6.50% due 11/15/12	48,645	49,483
6.50% due 01/15/13	13,651	13,944
6.50% due 05/15/13	33,152	33,863
6.50% due 01/15/14	153,088	156,340
6.50% due 02/15/14	7,378	7,535
6.50% due 03/15/14	201,008	205,278
6.50% due 04/15/14	162,455	165,905
6.50% due 05/15/14	308,001	314,543
6.50% due 06/15/14	8,126	8,299
6.50% due 07/15/14	9,044	9,235
6.50% due 08/15/14	290,194	296,357
6.50% due 10/15/14	480	490
6.50% due 05/15/23	10,719	11,001
6.50% due 06/15/23	17,042	17,492
6.50% due 07/15/23	69,693	71,531
6.50% due 08/15/23	12,182	12,503
6.50% due 10/15/23	110,695	113,615
6.50% due 11/15/23	166,649	171,044
6.50% due 12/15/23	279,871	287,250
6.50% due 03/15/26	70,546	72,516
6.50% due 02/15/27	13,205	13,572
6.50% due 12/15/27	11,451	11,775
6.50% due 01/15/28	136,494	140,410
6.50% due 02/15/28	99,573	102,429
6.50% due 03/15/28	255,693	263,011
6.50% due 04/15/28	192,498	198,021
6.50% due 05/15/28	360,090	370,421
6.50% due 06/15/28	426,412	438,644
6.50% due 07/15/28	455,708	468,782

6.50% due 08/15/28	447,591	460,434
6.50% due 09/15/28	516,856	531,679
6.50% due 10/15/28	1,160,101	1,193,378
6.50% due 11/15/28	363,313	373,718
6.50% due 12/15/28	382,892	393,873
6.50% due 01/15/29	12,736	13,101
6.50% due 02/15/29	99,228	102,061
6.50% due 03/15/29	84,767	87,195
6.50% due 04/15/29	79,014	81,277
6.50% due 05/15/29	291,194	299,534
6.50% due 06/15/29	127,251	130,895
6.50% due 01/15/31	17,307	17,782
6.50% due 03/15/31	28,403	29,183
6.50% due 04/15/31	189,282	194,483
6.50% due 05/15/31	493,546	507,110
6.50% due 06/15/31	456,448	468,985
6.50% due 07/15/31	680,588	699,280
6.50% due 08/15/31	312,931	321,526
6.50% due 09/15/31	417,773	429,248
6.50% due 10/15/31	566,859	582,456
6.50% due 11/15/31	129,367	132,920
6.50% due 12/15/31	40,005	41,103
6.50% due 01/15/32	817,424	839,524
6.50% due 02/15/32	225,210	231,298
6.50% due 03/15/32	6,268	6,438
6.50% due 04/15/32	198,347	203,710
6.50% due 05/15/32	605,484	621,856
7.00% due 03/15/09	3,010	3,053
7.00% due 06/15/09	5,932	6,017
7.00% due 09/15/10	6,741	6,870
7.00% due 01/15/11	27,655	28,308
7.00% due 03/15/11	49,899	51,077
7.00% due 04/15/11	13,004	13,311
7.00% due 05/15/11	41,950	42,940
7.00% due 07/15/11	66,489	68,058
7.00% due 08/15/11	11,032	11,292
7.00% due 09/15/11	92,138	94,312
7.00% due 11/15/11	23,035	23,579
7.00% due 12/15/11	93,255	95,457
7.00% due 01/15/12	139,807	143,601
7.00% due 12/15/12	25,055	25,735
7.00% due 11/15/31	675,703	697,738
7.00% due 03/15/32	66,337	68,510
7.00% due 01/15/33	174,013	179,685
7.00% due 05/15/33	467,246	482,438
7.00% due 07/15/33	330,547	341,282
7.70% due 09/15/35	2,042,967	2,158,124
7.50% due 09/16/35	1,260,775	1,310,813
8.00% due 09/15/29	9,859	10,457
8.00% due 10/15/29	3,303	3,504
8.00% due 11/15/29	10,465	11,100
8.00% due 12/15/29	42,799	45,395

8.00% due 01/15/30	58,276	61,749
8.00% due 03/15/30	1,092	1,157
8.00% due 04/15/30	158,094	167,513
8.00% due 06/15/30	41,756	44,244
8.00% due 07/15/30	15,116	16,016
8.00% due 08/15/30	37,932	40,192
8.00% due 09/15/30	37,501	39,735
8.00% due 10/15/30	6,312	6,688
8.00% due 11/15/30	18,531	19,635
8.00% due 12/15/30	10,882	11,530
8.00% due 02/15/31	133,025	140,983
8.00% due 03/15/31	68,879	72,999
10.00% due 01/20/14	1,710	1,869
10.00% due 03/20/14	6,300	6,887
10.00% due 06/20/14	2,392	2,615
10.00% due 07/20/14	6,292	6,879
10.00% due 04/20/16	31,001	34,134
10.00% due 05/20/16	15,388	16,943
10.00% due 08/20/16	3,247	3,575
10.00% due 01/20/17	9,346	10,320
10.00% due 02/20/17	12,667	13,987
10.00% due 03/20/17	11,304	12,433
12.00% due 01/20/16	532	589
12.75% due 07/15/14	33,241	36,889
13.50% due 09/20/14	2,142	2,407

		127,541,537

TOTAL U.S. GOVERNMENT AGENCIES (cost $471,710,976)		465,977,305

U.S. Government Treasuries — 13.5%

UNITED STATES TREASURY BONDS — 2.5%
Inflation Indexed 2.38% due 01/15/25	23,829,742	24,213,258

UNITED STATES TREASURY NOTES — 11.0%
Inflation Indexed 2.00% due 01/15/16	24,425,390	23,864,363
3.88% due 07/15/10	4,750,000	4,635,705
3.88% due 09/15/10	3,900,000	3,800,215
4.88% due 04/30/11(6)	74,100,000	74,924,955

		107,225,238

TOTAL U.S. GOVERNMENT TREASURIES (cost $129,567,386)		131,438,496

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $922,232,993)		924,496,679

Short-Term Investment Securities — 2.0%

U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Mtg. Corp. Discount Notes 5.10% due 10/24/06 (cost $19,934,833)	20,000,000	19,934,833

REPURCHASE AGREEMENT — 11.2%

UBS Securities, LLC Joint Repurchase Agreement (cost $109,555,000)(4)	109,555,000	109,555,000

TOTAL INVESTMENTS (cost $1,051,722,826)@	107.9%	1,053,986,512
Liabilities in excess of other assets	(7.9)	(77,309,094)

NET ASSETS	100.0%	$976,677,418

@	See Note 4 for cost of investment on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $10,096,697 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgaged Obligation

(2)	Commercial Mortgaged-backed Security

(3)	Variable rate security — the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.
(4)	See Note 2 for detail of Joint Repurchase Agreement
(5)	Fair valued security; see Note 1
(6)	The security was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Perpetual maturity date. The maturity date shown represents the call date.

TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	September 30 2006	(Depreciation)
375 Short	US Treasury 10 Yr Note	December 2006	$440,390	$405,234	$35,156

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 65.0%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 0.0%
Ceradyne, Inc.†	400	$16,436

ADVERTISING SERVICES — 0.1%
Getty Images, Inc.†	4,500	223,560

AEROSPACE/DEFENSE — 1.5%
Boeing Co.	53,400	4,210,590
Lockheed Martin Corp.	1,091,307	1,635,140
Northrop Grumman Corp.	7,200	490,104

		6,335,834

AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
DRS Technologies, Inc.	4,200	183,414

AGRICULTURAL OPERATIONS — 0.0%
Archer-Daniels-Midland Co.	1,800	68,184
Eden Bioscience Corp.	2,700	1,674

		69,858

AIRLINES — 0.8%
Alaska Air Group, Inc.†	18,200	692,328
AMR Corp.†	69,700	1,612,858
Cathay Pacific Airways, Ltd. ADR	9,000	91,350
Continental Airlines, Inc., Class B†	20,500	580,355
Frontier Airlines Holdings, Inc.	19,900	164,175

		3,141,066

APPAREL MANUFACTURERS — 0.0%
Columbia Sportswear Co.†	1,700	94,911
Jones Apparel Group, Inc.	1,400	45,416

		140,327

APPLICATIONS SOFTWARE — 1.3%
Actuate Corp.†	14,300	63,206
Microsoft Corp.	184,000	5,028,720
Quest Software, Inc.†	9,400	134,232

		5,226,158

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	7,300	639,626

AUTO-CARS/LIGHT TRUCKS — 0.1%
Toyota Motor Co. ADR	3,000	326,700

AUTO-HEAVY DUTY TRUCKS — 0.7%
New Flyer Industries, Inc.*	37,700	276,573
PACCAR, Inc.	42,637	2,431,162

		2,707,735

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Accuride Corp.†	14,500	159,645
Johnson Controls, Inc.	1,000	71,740
Magna International, Inc., Class A.	6,000	438,180
Tenneco, Inc.†	4,700	109,933

		779,498

BANKS-COMMERCIAL — 0.9%
Banner Corp.	4,730	194,119
Capital Corp. of the West	4,100	127,182
Center Financial Corp.	1,400	33,292
City National Corp.	3,500	234,710
East West Bancorp, Inc.	8,769	347,340
F.N.B. Corp.	5,900	98,294
FirstMerit Corp.	4,360	101,021
Greater Bay Bancorp	5,500	155,155
North Fork Bancorp, Inc.	12,104	346,659
Oriental Financial Group, Inc.	9,100	108,472
Pacific Capital Bancorp	1,966	53,023
TCF Financial Corp.	47,600	1,251,404
TrustCo Bank Corp. NY	13,800	149,592
U.S.B. Holding Co., Inc.	5,137	113,322
UCBH Holdings, Inc.	4,400	76,824
UnionBanCal Corp.	1,900	115,710

		3,506,119

BANKS-FIDUCIARY — 0.2%
Bank of New York Co., Inc.	7,200	253,872
Mellon Financial Corp.	11,100	434,010

		687,882

BANKS-SUPER REGIONAL — 2.5%
Bank of America Corp.	58,698	3,144,452
PNC Financial Services Group, Inc.	5,400	391,176
SunTrust Banks, Inc.	2,300	177,744
US Bancorp	20,500	681,010
Wachovia Corp.	39,000	2,176,200
Wells Fargo & Co.	107,330	3,883,199

		10,453,781

BEVERAGES-NON-ALCOHOLIC — 1.3%
Coca-Cola Co.	11,400	509,352
PepsiCo, Inc.	71,700	4,679,142

		5,188,494

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo PLC ADR	5,700	404,928

BREWERY — 0.1%
Anheuser-Busch Cos., Inc.	2,700	128,277
SABMiller PLC ADR	3,800	70,680

		198,957

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Simpson Manufacturing Co., Inc.	7,300	197,319
Vulcan Materials Co.	4,000	313,000

		510,319

BUILDING PRODUCTS-CEMENT — 0.0%
Cemex SA de CV ADR	1,700	51,136

BUILDING-HEAVY CONSTRUCTION — 0.0%
Granite Construction, Inc.	840	44,814

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 0.0%
MonaCo. Coach Corp.	14,000	155,960

BUILDING-RESIDENTIAL/COMMERICAL — 0.0%
D.R. Horton, Inc.	3,766	90,196
KB Home Corp.	1,800	78,840

		169,036

CABLE TV — 0.4%
Comcast Corp., Class A†	39,014	1,437,666

CASINO HOTEL — 0.2%
Harrah’s Entertainment, Inc.	9,100	604,513

CELLULAR TELECOM — 0.1%
US Cellular Corp.†	1,800	107,460
Vodafone Group PLC ADR	15,225	348,043

		455,503

`

CHEMICALS-SPECIALTY — 0.2%
Cabot Corp.	6,700	$249,240
Lubrizol Corp.	11,300	516,749
Symyx Technologies†	2,400	50,856

		816,845

COAL — 0.0%
Peabody Energy Corp.	3,200	117,696

COATINGS/PAINT — 0.1%
Valspar Corp.	19,500	518,700

COLLECTIBLES — 0.1%
Lenox Group, Inc.	23,200	140,360
RC2 Corp.†	3,900	130,767

		271,127

COMMERCIAL SERVICES — 0.4%
Convergys Corp.†	4,000	82,600
Weight Watchers International, Inc.	31,700	1,405,578

		1,488,178

COMPUTER AIDED DESIGN — 0.5%
Autodesk, Inc.†	64,800	2,253,744

COMPUTERS — 2.0%
Apple Computer, Inc.†	21,500	1,656,145
Hewlett-Packard Co.	85,700	3,144,333
International Business Machines Corp.	43,600	3,572,584

		8,373,062

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Diebold, Inc.	14,100	613,773
Radisys Corp.†	4,900	104,125

		717,898

COMPUTERS-MEMORY DEVICES — 0.4%
Hutchinson Technology, Inc.†	2,300	48,369
Network Appliance, Inc.†	46,600	1,724,666

		1,773,035

COMPUTERS-PERIPHER EQUIPMENT — 0.1%
Electronics for Imaging†	19,700	450,736
InFocus Corp.†	1,100	3,146

		453,882

CONSUMER PRODUCTS-MISC. — 0.2%
Central Garden & Pet Co.†	6,300	304,038
Clorox Co.	5,300	333,900
Kimberly-Clark Corp.	2,100	137,256

		775,194

COSMETICS & TOILETRIES — 1.3%
Colgate-Palmolive Co.	9,900	614,790
Procter & Gamble Co.	64,400	3,991,512
The Estee Lauder Cos., Inc., Class A	20,000	806,600

		5,412,902

CRUISE LINES — 0.5%
Carnival Corp.	46,700	2,196,301

DATA PROCESSING/MANAGEMENT — 1.1%
Acxiom Corp.	11,600	286,056
Automatic Data Processing, Inc.	11,700	553,878
Fair Isaac Corp.	5,450	199,306
First Data Corp.	79,900	3,355,800

		4,395,040

DIAGNOSTIC KITS — 0.0%
OraSure Technologies, Inc.†	14,900	119,796

DIALYSIS CENTERS — 0.1%
DaVita, Inc.†	4,000	231,480

DISPOSABLE MEDICAL PRODUCTS — 0.0%
C.R. Bard, Inc.	600	45,000

DISTRIBUTION/WHOLESALE — 0.0%
Building Materials Holding Corp.	2,800	72,856

DIVERSIFIED MANUFACTURED OPERATIONS — 2.7%
3M Co.	6,200	461,404
Dover Corp.	5,500	260,920
Federal Signal Corp.	13,400	204,350
General Electric Co.	110,000	3,883,000
Griffon Corp.†	3,600	85,932
Honeywell International, Inc.	73,400	3,002,060
ITT Industries, Inc.	9,800	502,446
Siemens AG ADR	3,300	287,430
Teleflex, Inc.	5,700	317,148
Tyco International, Ltd.	72,000	2,015,280

		11,019,970

DIVERSIFIED MINERALS — 0.3%
Anglo American PLC ADR	55,400	1,168,940

E-COMMERCE/PRODUCTS — 0.0%
Blue Nile, Inc.†	2,500	90,875

E-SERVICES/CONSULTING — 0.0%
Websense, Inc.†	300	6,483

ELECTRIC PRODUCTS-MISC. — 0.1%
Emerson Electric Co.	5,500	461,230

ELECTRIC-INTEGRATED — 1.2%
FPL Group, Inc.	46,000	2,070,000
NiSource, Inc.	22,100	480,454
Pinnacle West Capital Corp.	41,000	1,847,050
Progress Energy, Inc.	5,600	254,128
Xcel Energy, Inc.	10,900	225,085

		4,876,717

ELECTRONIC COMPONENTS-MISC. — 0.0%
Bel Fuse, Inc., Class B	4,100	131,569

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.6%
Intel Corp.	116,700	2,400,519
International Rectifier Corp.†.	800	27,872
Lattice Semiconductor Corp.†	13,000	88,660
LSI Logic Corp.†	7,600	62,472
Microchip Technology, Inc.	90,750	2,942,115
Nvidia Corp.†	1,200	35,508
Pixelworks, Inc.†	16,400	48,380
PortalPlayer, Inc.†	11,400	128,592
QLogic Corp.†	3,400	64,260
Samsung Electronics Co., Ltd. GDR†*	900	315,900
SiRF Technology Holdings, Inc.†	1,100	26,389
Texas Instruments, Inc.	14,100	468,825

		6,609,492

ELECTRONIC DESIGN AUTOMATION — 0.0%
Mentor Graphics Corp.†	1,500	$21,120
Synopsys, Inc.†	4,000	78,880

		100,000

ELECTRONIC FORMS — 0.6%
Adobe Systems, Inc.†	65,408	2,449,530

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Itron, Inc.†	600	33,480
LeCroy Corp.†	11,900	163,982
Tektronix, Inc.	7,600	219,868
Trimble Navigation, Ltd.†	1,900	89,452

		506,782

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	8,400	230,412

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	3,700	289,821

ENERGY-ALTERNATE SOURCES — 0.0%
Headwaters, Inc.†	2,900	67,715

ENGINEERING/R&D SERVICES — 0.1%
Jacobs Engineering Group, Inc.†	5,900	440,907

ENTERPRISE SOFTWARE/SERVICE — 0.1%
BMC Software, Inc.†	12,200	332,084
Sybase, Inc.†	4,000	96,960

		429,044

ENTERTAINMENT SOFTWARE — 0.0%
Electronic Arts, Inc.†	2,500	139,200

FINANCE-AUTO LOANS — 0.0%
United PanAm Financial Corp.†.	1,300	20,124

FINANCE-INVESTMENT BANKER/BROKER — 2.3%
AG Edwards, Inc.	8,600	458,208
Charles Schwab Corp.	25,400	454,660
Citigroup, Inc.	72,400	3,596,108
Goldman Sachs Group, Inc.	4,300	727,431
JPMorgan Chase & Co.	68,200	3,202,672
Lehman Brothers Holdings, Inc.	5,700	421,002
Morgan Stanley	8,700	634,317
Piper Jaffray Cos., Inc.†	800	48,496

		9,542,894

FINANCE-MORTGAGE LOAN/BANKER — 0.8%
Countrywide Financial Corp.	20,800	728,832
Federal National Mtg. Assoc.	35,500	2,354,715

		3,083,547

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	4,900	405,475
MGIC Investment Corp.	5,701	341,889
PMI Group, Inc.	5,235	229,345

		976,709

FOOD-CANNED — 0.0%
Connors Bros. Income Fund(1)	7,200	69,440

FOOD-CONFECTIONERY — 0.6%
The Hershey Co.	48,300	2,581,635
The J. M. Smucker Co.	1,800	86,310

		2,667,945

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	2,900	121,858

FOOD-MISC. — 0.1%
B&G Foods, Inc.	8,400	159,180
Cadbury Schweppes PLC ADR	1,300	55,601

		214,781

FOOD-RETAIL — 0.3%
Kroger Co.†	49,900	1,154,686

FOOD-WHOLESALE/DISTRIBUTION — 0.1%
Sysco Corp.	10,800	361,260

FORESTRY — 0.3%
Plum Creek Timber Co., Inc.	16,600	565,064
Weyerhaeuser Co.	9,200	566,076

		1,131,140

GAS-DISTRIBUTION — 0.0%
Sempra Energy	1,800	90,450

HEALTH CARE COST CONTAINMENT — 0.0%
McKesson Corp.	3,500	184,520

HOTELS/MOTELS — 0.2%
Hilton Hotels Corp.	27,200	757,520
Red Lion Hotels Corp.	20,000	215,200

		972,720

HUMAN RESOURCES — 0.1%
AMN Healthcare Services, Inc.†	4,100	97,375
Robert Half International, Inc.	5,800	197,026

		294,401

INDUSTRIAL AUTOMATED/ROBOTIC — 0.4%
Intermec, Inc.	2,000	52,720
Rockwell Automation, Inc.	27,000	1,568,700

		1,621,420

INSTRUMENTS-SCIENTIFIC — 0.1%
Applera Corp.	3,900	129,129
Dionex Corp.†	5,350	272,529
FEI Co.†	6,000	126,660

		528,318

INSURANCE BROKER — 0.0%
Marsh & McLennan Cos., Inc.	5,700	160,455

INSURANCE-LIFE/HEALTH — 0.7%
AFLAC, Inc.	44,400	2,031,744
Lincoln National Corp	3,300	204,864
Prudential Financial, Inc.	3,900	297,375
StanCorp Financial Group, Inc.	8,800	392,744

		2,926,727

INSURANCE-MULTI-LINE — 2.4%
ACE, Ltd.	48,400	$2,648,932
Allstate Corp.	61,300	3,845,349
Hartford Financial Services Group, Inc.	12,100	1,049,675
HCC Insurance Holdings, Inc.	27,250	895,980
ING Groep NV ADR	10,000	439,800
Loews Corp.	5,300	200,870
MetLife, Inc.	8,600	487,448
United Fire & Casualty Co.	9,400	294,220

		9,862,274

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	4,900	254,604
Fidelity National Financial, Inc.	46,900	1,953,385
Fidelity National Title Group, Inc., Class A	11,715	245,546
Navigators Group, Inc.†	4,000	192,040
SAFECO Corp.	1,300	76,609
Safety Insurance Group, Inc.	1,600	77,856
State Auto Financial Corp.	4,000	122,200
Stewart Information Services Corp.	1,500	52,155

		2,974,395

INSURANCE-REINSURANCE — 0.1%
Max Re Capital, Ltd.	10,000	229,600

INTERNET APPLICATION SOFTWARE — 0.1%
Art Technology Group, Inc.†	50,375	128,960
Lionbridge Technologies, Inc.†	15,000	114,450
RealNetworks, Inc.†	9,000	95,490
WebEx Communications, Inc.†	2,500	97,550

		436,450

INTERNET SECURITY — 0.0%
Symantec Corp.†	4,200	89,376
WatchGuard Technologies, Inc.†	9,300	39,525

		128,901

INVEST MANAGEMENT/ADVISOR SERVICES — 0.5%
AllianceBernstein Holding LP	2,000	137,980
Ameriprise Financial, Inc.	2,000	93,800
Franklin Resources, Inc.	11,800	1,247,850
Legg Mason, Inc.	1,300	131,118
T. Rowe Price Group, Inc.	8,500	406,725

		2,017,473

LASERS-SYSTEM/COMPONENTS — 0.0%
Electro Scientific Industries, Inc.†	4,500	92,700

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Lincoln Electric Holdings, Inc.	7,400	402,930

MACHINERY-CONSTRUCTION & MINING — 0.5%
Caterpillar, Inc.	34,000	2,237,200

MACHINERY-GENERAL INDUSTRIAL — 0.0%
Gardner Denver, Inc.†	600	19,848

MACHINERY-MATERIAL HANDLING — 0.0%
Cascade Corp.	3,100	141,515

MEDICAL IMAGING SYSTEMS — 0.0%
IRIS International, Inc.†	300	3,450

MEDICAL INFORMATION SYSTEMS — 0.3%
IMS Health, Inc.	48,501	1,292,067

MEDICAL INSTRUMENTS — 0.8%
Edwards Lifesciences Corp.†	10,600	493,854
Medtronic, Inc.	59,500	2,763,180

		3,257,034

MEDICAL LABS & TESTING SERVICES — 0.3%
Covance, Inc.†	19,300	1,281,134

MEDICAL PRODUCTS — 1.6%
Baxter International, Inc.	38,600	1,754,756
Becton, Dickinson and Co.	19,800	1,399,266
Johnson & Johnson	43,000	2,792,420
Mentor Corp.	1,300	65,507
Stryker Corp.	900	44,631
The Cooper Cos., Inc.	400	21,400
Varian Medical Systems, Inc.†	6,700	357,713
Zimmer Holdings, Inc.†	1,500	101,250

		6,536,943

MEDICAL-BIOMEDICAL/GENE — 0.2%
Affymetrix, Inc.†	1,300	28,028
Amgen, Inc.†	6,600	472,098
Genentech, Inc.†	4,100	339,070
ICOS Corp.†	4,700	117,782
Martek Biosciences Corp.†	2,100	45,171

		1,002,149

MEDICAL-DRUGS — 1.5%
Abbott Laboratories	14,050	682,268
Allergan, Inc.	5,068	570,707
AstraZeneca PLC ADR	4,500	281,250
Eli Lilly & Co.	18,000	1,026,000
GlaxoSmithKline PLC ADR	4,800	255,504
Lannett Co., Inc.†	6,900	36,570
Pfizer, Inc.	77,100	2,186,556
Roche Holding AG ADR	4,300	372,595
Schering-Plough Corp.	14,400	318,096
Wyeth	11,600	589,744

		6,319,290

MEDICAL-GENERIC DRUGS — 1.2%
Mylan Laboratories, Inc	63,600	1,280,268
Par Pharmaceutical Cos., Inc.†	3,600	65,664
Teva Pharmaceutical Industries, Ltd. ADR	106,600	3,633,994
Watson Pharmaceuticals, Inc.†	5,000	130,850

		5,110,776

MEDICAL-HMO — 0.7%
Health Net, Inc.†	1,400	60,928
UnitedHealth Group, Inc.	22,900	1,126,680
WellPoint, Inc.†	24,000	1,849,200

		3,036,808

MEDICAL-HOSPITALS — 0.1%
LifePoint Hospitals, Inc.†	1,700	60,044
Universal Health Services, Inc., Class B	8,700	521,391

		581,435

MEDICAL-NURSING HOMES — 0.0%
Kindred Healthcare, Inc.†	5,900	175,407

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.8%
AmerisourceBergen Corp.	3,400	153,680
Cardinal Health, Inc.	45,500	2,991,170

		3,144,850

METAL PROCESSORS & FABRICATION — 0.1%
Ladish Co., Inc.†	3,600	103,968
Precision Castparts Corp.	3,500	221,060

		325,028

METAL-ALUMINUM — 0.5%
Alcoa, Inc.	64,000	1,794,560
Century Aluminum Co.†	3,200	107,680

		1,902,240

METAL-COPPER — 0.0%
Phelps Dodge Corp.	1,400	118,580

MINING — 0.1%
Kingsgate Consolidated, Ltd.	59,800	204,571
Randgold Resources, Ltd.†	6,700	136,412

		340,983

MISCELLANEOUS MANUFACTURING — 0.0%
Arctic Glacier Income Fund	15,100	180,349

MULTIMEDIA — 0.7%
McGraw-Hill Cos., Inc.	13,500	783,405
News Corp., Class B	3,600	74,304
Time Warner, Inc.	6,800	123,964
Viacom, Inc., Class A	10,850	404,705
Viacom, Inc., Class B	28,000	1,041,040
Walt Disney Co.	11,100	343,101

		2,770,519

NETWORKING PRODUCTS — 0.2%
Cisco Systems, Inc.†	41,400	952,200
Polycom, Inc.†	2,300	56,419

		1,008,619

NON-FERROUS METALS — 0.1%
Minara Resources, Ltd.	107,735	327,603

NON-HAZARDOUS WASTE DISPOSAL — 0.4%
Allied Waste Industries, Inc.†	16,800	189,336
Republic Services, Inc.	10,500	422,205
Waste Connections, Inc.†	1,200	45,492
Waste Management, Inc.	24,900	913,332

		1,570,365

OFFICE FURNISHINGS-ORIGINAL — 0.1%
HNI Corp.	10,000	415,800

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	700	42,119

OIL & GAS DRILLING — 1.4%
ENSCO International, Inc.	36,000	1,577,880
GlobalSantaFe Corp.	53,600	2,679,464
Nabors Industries, Ltd.†	53,400	1,588,650

		5,845,994

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Apache Corp.	2,500	158,000
Berry Petroleum Co., Class A	7,000	197,120
Cimarex Energy Co.†	15,600	548,964
Comstock Resources, Inc.†	3,000	81,450
Devon Energy Corp.	10,200	644,130
Encore Acquisition Co.†	4,300	104,662
Enerplus Reserve Fund	2,800	140,812
Harvest Energy Trust(1)	7,600	206,340
Noble Energy, Inc.	11,100	506,049
St. Mary Land & Exploration Co.	2,600	95,446
Vermilion Energy Trust(1)	6,000	185,703
Zargon Energy Trust(1)	2,400	69,139

		2,937,815

OIL COMPANIES-INTEGRATED — 1.7%
BP PLC ADR	22,000	1,442,760
Chevron Corp.	18,492	1,199,391
ConocoPhillips	6,780	403,614
Exxon Mobil Corp.	41,200	2,764,520
Marathon Oil Corp.	8,100	622,890
Occidental Petroleum Corp.	8,600	413,746

		6,846,921

OIL FIELD MACHINERY & EQUIPMENT — 0.4%
CARBO Ceramics, Inc.	1,200	43,236
National-Oilwell Varco, Inc.†	24,000	1,405,200

		1,448,436

OIL REFINING & MARKETING — 0.1%
Giant Industries, Inc.†	1,100	89,320
Tesoro Petroleum Corp.	2,100	121,758
Valero Energy Corp.	2,264	116,528

		327,606

OIL-FIELD SERVICES — 1.2%
Baker Hughes, Inc.	7,400	504,680
Schlumberger, Ltd.	66,100	4,100,183
Tidewater, Inc.	10,200	450,738

		5,055,601

PAPER & RELATED PRODUCTS — 0.0%
International Paper Co.	4,000	138,520

PHARMACY SERVICES — 0.3%
Caremark Rx, Inc.	5,700	323,019
Express Scripts, Inc.†	10,700	807,743

		1,130,762

PIPELINES — 0.3%
Enterprise Productions Partners LP	3,100	82,925
Kinder Morgan Energy Partners LP	3,400	149,192
Kinder Morgan, Inc.	10,400	1,090,440
Williams Cos., Inc.	2,400	57,288

		1,379,845

PUBLISHING-NEWSPAPERS — 0.1%
McClatchy Co., Class A	4,011	$169,224
Tribune Co	2,500	81,800

		251,024

REAL ESTATE INVESTMENT TRUSTS — 4.3%
Alexandria Real Estate Equities, Inc.	5,600	525,280
AMB Property Corp	14,100	777,051
Archstone-Smith Trust	1,500	81,660
AvalonBay Communities, Inc.	2,900	349,160
Boston Properties, Inc.	3,600	372,024
Corporate Office Properties Trust	10,500	469,980
Developers Diversified Realty Corp	10,800	602,208
Duke Realty Corp	6,300	235,305
EastGroup Properties, Inc.	3,400	169,524
Entertainment Properties Trust	11,400	562,248
Equity Inns, Inc.	23,600	375,712
Equity One, Inc.	5,200	124,644
Equity Residential	14,400	728,352
Essex Property Trust, Inc.	1,700	206,380
General Growth Properties, Inc.	22,300	1,062,595
Global Signal Inc.	3,600	182,088
Health Care Property Investors, Inc.	52,515	1,630,591
Health Care REIT, Inc.	2,000	80,020
Healthcare Realty Trust, Inc.	7,600	291,916
Hospitality Properties Trust	6,100	287,920
Host Marriott Corp	27,400	628,282
iStar Financial, Inc.	7,800	325,260
Kimco Realty Corp.	15,100	647,337
Mid-America Apartment Communities, Inc.	2,800	171,416
National Retail Properties, Inc.	10,600	228,960
Nationwide Health Properties, Inc.	44,300	1,184,582
Omega Healthcare Investors, Inc.	13,800	207,138
Pan Pacific Retail Properties, Inc.	4,800	333,216
ProLogis	15,000	855,900
Public Storage, Inc.	4,700	404,153
Redwood Trust, Inc.	8,700	438,219
Simon Property Group, Inc.	6,800	616,216
SL Green Realty Corp.	4,200	469,140
The Macerich Co.	7,900	603,244
United Dominion Realty Trust, Inc	15,600	471,120
Vornado Realty Trust	4,900	534,100
Weingarten Realty Investors	7,300	314,046
Winston Hotels, Inc.	22,100	272,272

		17,819,259

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Brookfield Properties Corp.	1,700	60,044

RECYCLING — 0.0%
Metal Management, Inc.	6,000	167,040

RENTAL AUTO/EQUIPMENT — 0.1%
Aaron Rents, Inc.	14,300	328,614
McGrath Rentcorp	6,500	166,400

		495,014

RESPIRATORY PRODUCTS — 0.1%
ResMed, Inc.†	4,800	193,200

RETAIL-APPAREL/SHOE — 0.6%
Children’s Place Retail Stores, Inc.†	800	51,224
Nordstrom, Inc.	53,100	2,246,130

		2,297,354

RETAIL-AUTOMOBILE — 0.0%
Copart, Inc.†	4,000	112,760

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	13,800	500,526

RETAIL-DISCOUNT — 1.2%
Costco Wholesale Corp.	38,000	1,887,840
Target Corp.	7,500	414,375
Wal-Mart Stores, Inc.	56,000	2,761,920

		5,064,135

RETAIL-DRUG STORE — 0.1%
CVS Corp.	12,800	411,136

RETAIL-JEWELRY — 0.4%
Tiffany & Co	43,300	1,437,560

RETAIL-PETROLEUM PRODUCTS — 0.0%
Suburban Propane Partners, LP (1)	3,300	111,408

RETAIL-REGIONAL DEPARTMENT STORES — 0.7%
Kohl’s Corp.†	43,000	2,791,560

RETAIL-RESTAURANTS — 0.6%
McDonald’s Corp.	8,700	340,344
Papa John’s International, Inc.†	4,400	158,884
Starbucks Corp.†	15,400	524,370
Yum! Brands, Inc.	28,200	1,467,810

		2,491,408

RETAIL-VIDEO RENTALS — 0.0%
Blockbuster, Inc., Class A	15,000	57,600
Movie Gallery, Inc.	18,300	35,868

		93,468

SATELLITE TELECOM — 0.0%
Asia Satellite Telecommunication Holdings, Ltd. ADR	9,300	149,079

SAVINGS & LOANS/THRIFTS — 0.3%
BankUnited Financial Corp., Class A	1,600	41,712
Dime Community Bancshares	3,500	51,555
Washington Federal, Inc.	43,759	981,952

		1,075,219

SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc.	36,500	647,145
Axcelis Technologies, Inc.†	23,500	165,910
Credence Systems Corp.†	20,700	58,995
KLA-Tencor Corp.	2,100	93,387
Novellus Systems, Inc.†	1,200	33,192

		998,629

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.1%
Exar Corp.†	700	9,303
Linear Technology Corp.	5,600	174,272
Maxim Integrated Products, Inc.	900	25,263

		208,838

STEEL-PRODUCER — 0.1%
Schnitzer Steel Industries, Inc. Class A	8,350	263,359

STEEL-SPECIALTY — 0.1%
Oregon Steel Mills, Inc.†	4,700	229,689

STORAGE/WAREHOUSING — 0.0%
Versacold Income Fund (1)	13,000	112,700

TELECOM SERVICES — 0.1%
Embarq Corp.	2,200	106,414
Iowa Telecommunications Services, Inc.	5,100	100,929
Premiere Global Services, Inc.†	7,100	61,628
USA Mobility, Inc.†	14,200	324,328

		593,299

TELEPHONE-INTEGRATED — 1.6%
ALLTEL Corp.	13,300	738,150
AT&T, Inc.	90,000	2,930,400
BellSouth Corp.	6,400	273,600
Deutsche Telekom AG ADR	2,800	44,436
Sprint Corp.	10,000	171,500
Verizon Communications, Inc.	54,900	2,038,437
Windstream Corp.	33,753	445,202

		6,641,725

TELEVISION — 0.3%
CBS Corp., Class B	24,700	695,799
Univision Communications, Inc., Class A†	11,300	388,042

		1,083,841

THERAPEUTICS — 0.1%
Amylin Pharmaceuticals, Inc.†	1,800	79,326
CV Therapeutics, Inc.†	4,800	53,472
Dendreon Corp.†	7,700	34,419
Gilead Sciences, Inc.†	900	61,830
Neurocrine Biosciences, Inc.†	1,600	17,200

		246,247

TOBACCO — 0.2%
Altria Group, Inc.	8,000	612,400

TOOLS-HAND HELD — 0.0%
Black & Decker Corp.	1,500	119,025

TOYS — 0.1%
Mattel, Inc.	22,900	451,130

TRANSPORT-EQUIPMENT & LEASNG — 0.0%
Greenbrier Companies, Inc.	6,400	185,664

TRANSPORT-MARINE — 0.1%
A/S Dampskibsselskabet Torm ADR	3,500	182,000
OMI Corp.	2,300	49,933
Ship Finance International, Ltd.	6,300	125,370

		357,303

TRANSPORT-RAIL — 0.1%
Burlington Northern Santa Fe Corp.	3,600	264,384
CSX Corp.	3,600	118,188
Norfolk Southern Corp.	1,800	79,290

		461,862

TRANSPORT-SERVICES — 0.2%
Expeditors International of Washington, Inc.	10,700	477,006
FedEx Corp.	3,300	358,644

		835,650

TRAVEL SERVICE — 0.0%
Ambassadors Group, Inc.	2,200	62,216

ULTRA SOUND IMAGING SYSTEMS — 0.1%
SonoSite, Inc.†	12,000	340,800

VETERINARY DIAGNOSTICS — 0.1%
VCA Antech, Inc.†	5,813	209,617

WEB PORTALS/ISP — 0.1%
Google, Inc., Class A†	550	221,045
Yahoo!, Inc.†	7,100	179,488

		400,533

WIRELESS EQUIPMENT — 1.4%
Motorola, Inc.	128,000	3,200,000
Nokia Oyj ADR	47,700	939,213
QUALCOMM, Inc.	44,700	1,624,845

		5,764,058

TOTAL COMMON STOCK (cost $222,517,224)		268,932,251

Preferred Stock — 0.0%

REAL ESTATE INVESTMENT TRUSTS — 0.0%
The Mills Corp., Series E 8.25% (cost $76,732)	3,400	70,516

Asset-Backed Securities — 1.7%

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(2)	$1,288,504	1,269,493
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33(2)	298,583	292,461
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(2)	881,146	861,056
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(2)	1,500,000	1,467,368
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33	1,036,471	1,025,588
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19	1,108,633	1,071,217
Vendee Mtg. Trust Series 2000-3, Class 2H 7.50% due 11/15/14(2)	723,514	724,961
WFS Financial Owner Trust Series 2004-3, Class A4 5.80% due 02/17/12	250,000	246,291

TOTAL ASSET-BACKED SECURITIES (cost $7,160,638)		6,958,435

Convertible Bonds & Notes — 1.2%

CABLE TV — 0.1%
EchoStar Communications Corp. Sub. Notes 5.75% due 05/15/08	250,000	250,625

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Conexant Systems, Inc. Sub. Notes 4.00% due 02/01/07	1,500,000	1,481,250

ENTERPRISE SOFTWARE/SERVICE — 0.1%
BEA Systems, Inc. Sub. Notes 4.00% due 12/15/06	750,000	746,250

MEDICAL-BIOMEDICAL/GENE — 0.1%
Inhale Therapeutics Sub. Notes 5.00% due 02/08/07	250,000	247,500

MEDICAL-GENERIC DRUGS — 0.2%
IVAX Corp. Senior Sub. Notes 4.50% due 05/15/08	750,000	752,813

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.3%
TriQuint Semiconductor, Inc. Sub. Notes 4.00% due 03/01/07	1,250,000	1,239,062

THERAPEUTICS — 0.1%
CV Therapeutics, Inc. Senior Sub. Debentures 2.00% due 05/16/23	500,000	408,125

TOTAL CONVERTIBLE BONDS & NOTES (cost $5,019,570)		5,125,625

Corporate Bonds & Notes — 8.5%

AEROSPACE/DEFENSE — 0.1%
Lockheed Martin Corp. Notes 6.15% due 09/01/36*	500,000	523,948

AEROSPACE/DEFENSE-EQUIPMENT — 0.2%
Orbital Sciences Corp. Senior Notes Series B 9.00% due 07/15/11	735,000	780,019

AIRLINES — 0.1%
Northwest Airlines, Inc. Company Guaranteed Sec. Pass Through Certificates Series 96-1 8.97% due 01/02/15	105,296	95,819
Southwest Airlines Co. Pass Through Certificates Series 01-1 5.50% due 11/01/06	500,000	500,243

		596,062

BANKS-SUPER REGIONAL — 0.2%
Fifth Third Bank Notes 2.70% due 01/30/07	250,000	248,023
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	715,200

		963,223

CABLE TV — 0.3%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 10/15/06†(3)(6)	500,000	723,750
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	558,711

		1,282,461

CASINO HOTELS — 0.6%
Park Place Entertainment Corp. Senior Sub. Notes 7.50% due 09/01/09	750,000	783,949
Riviera Holdings Corp. Company Guaranteed Notes 11.00% due 06/15/10	1,500,000	1,582,500

		2,366,449

CASINO SERVICES — 0.3%
OED Corp. / Diamond Jo LLC Company Guaranteed 8.75% due 04/15/12	1,250,000	1,250,000

CONTAINERS-PAPER/PLASTIC — 0.1%
Jefferson Smurfit Corp. Senior Guaranteed Notes 8.25% due 10/01/12	500,000	478,750

ELECTRIC-INTEGRATED — 0.9%
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	705,023
Metropolitan Edison Co. Sec. Notes 4.95% due 03/15/13	500,000	482,518
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	970,000
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	479,865
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	500,000	490,176
Texas-New Mexico Power Senior Notes 6.25% due 01/15/09	500,000	508,372

		3,635,954

ENERGY-ALTERNATE SOURCES — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(4)(5)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(4)(5)	1,500,000	0

		0

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc. Senior Notes 7.38% due 04/02/07	500,000	504,994

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,149,646
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	548,397
Legg Mason, Inc. Senior Notes 6.75% due 07/02/08	500,000	512,377
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	1,016,599
Morgan Stanley Unsubordinated Notes 6.75% due 04/15/11	500,000	528,618

		3,755,637

FINANCE-OTHER SERVICES — 0.2%
Athena Neurosciences Finance LLC Company Guaranteed Senior Notes 7.25% due 02/21/08	750,000	747,187

FOOD-RETAIL — 0.2%
Fred Meyer, Inc. Company Guaranteed Senior Notes 7.45% due 03/01/08	800,000	821,252

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
Cardinal Health, Inc. Notes 6.25% due 07/15/08	225,000	227,942
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,568,783

		1,796,725

MULTIMEDIA — 0.4%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10	1,500,000	1,609,932

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	766,875
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	535,921

		1,302,796

OIL COMPANIES-INTEGRATED — 0.2%
Petro-Canada Notes 4.00% due 07/15/13	1,000,000	909,472

OIL REFINING & MARKETING — 0.2%
Tesoro Corp. Senior Notes 6.25% due 11/01/12*	1,000,000	963,750

OIL-FIELD SERVICES — 0.2%
Hanover Compressor Co. Senior Notes 4.75% due 03/15/08	750,000	725,625

PAPER & RELATED PRODUCTS — 0.3%
Champion International Corp. Debentures 7.15% due 12/15/27	1,000,000	1,057,434

PIPELINES — 0.8%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,800,000	1,882,998
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	572,401
El Paso Natural Gas Co. Senior Notes Series A 7.63% due 08/01/10	250,000	257,500
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	552,814

		3,265,713

PUBLISHING-BOOKS — 0.2%
Reed Elservier Capital Company Guaranteed Notes 6.75% due 08/01/11	1,000,000	1,052,512

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Developers Diversified Realty Corp. Notes 4.63% due 08/01/10	1,000,000	969,248
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	745,717
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	1,024,146

		2,739,111

SPECIAL PURPOSE ENTITY — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13	250,000	240,000

TELECOM SERVICES — 0.3%
Qwest Corp. 8.88% due 03/15/12	1,000,000	1,091,250

TRANSPORT-RAIL — 0.2%
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	359,000	350,858
Norfolk Southern Corp. Senior Notes 7.25% due 02/15/31	391,000	460,782

		811,640

TOTAL CORPORATE BONDS & NOTES (cost $34,140,691)		35,271,896

Foreign Corporate Bonds & Notes — 0.5%

CRUISE LINES — 0.2%
Carnival Corp. Company Guaranteed Senior Notes 3.75% due 11/15/07	250,000	245,477
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	544,657

		790,134

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guaranteed Notes 8.00% due 06/15/10	1,000,000	1,090,894

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $1,824,007)		1,881,028

Foreign Government Agencies — 0.2%

SOVEREIGN — 0.2%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $674,491)	791,000	868,914

U.S. Government Agencies — 16.7%

FEDERAL HOME LOAN MTG. CORP. — 7.1%
4.50% due 01/01/19	944,254	912,304
4.50% due 07/01/19	1,127,172	1,087,489
4.50% due 06/01/35	1,391,382	1,300,796
5.00% due 06/01/33	600,098	579,464
5.00% due 08/01/33	1,708,355	1,648,799
5.00% due 05/01/34	2,722,097	2,623,128
5.00% due 04/01/35	865,857	834,377
5.00% due 10/01/35	958,872	922,714
5.50% due 11/01/17	264,040	264,554
5.50% due 01/01/18	526,615	527,640
5.50% due 11/01/18	525,788	526,627
5.50% due 07/01/19	560,160	560,641
5.50% due 05/01/31	309,884	306,916
5.50% due 10/15/31	2,000,000	1,985,375
5.50% due 11/01/32	737,919	730,281
5.50% due 04/01/33	1,114,068	1,102,550
5.50% due 08/01/33	577,289	572,014
5.50% due 12/01/33	937,892	927,591
5.50% due 01/01/34	1,997,692	1,973,991
5.50% due 11/01/34	1,174,599	1,160,664
5.50% due 09/01/35	1,176,302	1,160,625
5.50% due 01/01/36	961,722	948,905
5.50% due 04/01/36	987,028	973,499
6.00% due 04/01/17	215,308	218,420
6.00% due 05/01/17	378,176	383,642
6.00% due 05/01/31	170,323	171,848
6.00% due 09/01/32	96,970	97,753
6.00% due 12/01/33	709,914	716,154
6.00% due 05/01/34	768,761	773,954
6.00% due 01/01/35	1,339,396	1,347,265
6.50% due 02/01/14	142,859	145,358
6.50% due 05/15/30(2)	921,208	926,701
6.50% due 01/01/32	295,733	302,467
7.00% due 02/01/15	34,805	35,729
7.00% due 03/01/15	96,227	98,773
7.00% due 06/01/15	43,530	44,649
7.00% due 12/01/15	7,323	7,511
7.00% due 03/01/16	102,194	104,821
7.00% due 02/01/27	82,273	84,915
7.00% due 05/01/30	203	209
7.00% due 01/01/32	80,735	83,111
7.50% due 12/01/30	105,789	109,643
7.50% due 01/01/31	140,817	145,947
7.50% due 02/01/31	23,914	24,785
8.00% due 08/01/30	23,422	24,625

		29,479,224

FEDERAL NATIONAL MTG. ASSOC. — 8.3%
1.00% due 10/01/35	898,436	902,807
3.25% due 11/15/07	1,000,000	980,034
4.00% due 09/01/18	1,387,669	1,315,849
4.00% due 10/01/18	3,181,888	3,017,206

4.50% due 12/01/18	603,265	584,153
4.50% due 11/01/19	1,174,687	1,134,966
4.81% due 08/25/23	304,292	306,302
5.00% due 01/01/18	1,162,800	1,145,780
5.00% due 06/01/18	1,023,258	1,008,948
5.00% due 10/01/18	743,028	732,469
5.00% due 12/01/19	1,039,253	1,022,631
5.00% due 04/01/34	1,431,629	1,378,486
5.00% due 06/01/34	932,322	897,714
5.50% due 01/01/17	432,681	435,538
5.50% due 02/01/33	1,093,125	1,083,399
5.50% due 05/01/33	619,288	612,412
5.50% due 06/01/33	943,074	932,963
5.50% due 02/01/34	1,575,430	1,551,844
5.50% due 04/01/34	543,273	536,263
5.50% due 08/01/34	751,435	738,776
5.50% due 09/01/34	1,201,212	1,181,477
5.50% due 01/01/35	882,399	871,014
5.50% due 02/01/35	839,942	827,922
5.50% due 03/01/35	1,119,116	1,104,677
5.80% due 07/16/13	1,000,000	997,688
6.00% due 08/01/18	94,258	95,811
6.00% due 10/01/22	470,079	476,481
6.00% due 05/01/31	262,611	264,802
6.00% due 08/01/31	457,887	461,707
6.00% due 04/01/32	303,412	305,651
6.00% due 01/01/34	574,698	578,611
6.00% due 09/01/34	896,040	901,547
6.25% due 02/01/11	1,000,000	1,045,540
6.50% due 06/01/19	75,416	77,572
6.50% due 09/01/24	142,468	145,522
6.50% due 09/01/25	22,093	22,636
6.50% due 11/01/25	47,054	48,206
6.50% due 05/01/26	28,070	28,760
6.50% due 11/01/27	1,539	1,577
6.50% due 07/01/29	372,857	383,418
6.50% due 07/01/31	11,635	11,896
6.50% due 01/01/32	75,494	77,189
6.50% due 03/01/32	364,974	373,065
6.50% due 04/01/32	492,624	503,494
6.50% due 12/01/32	196,113	200,440
6.50% due 07/01/34	394,564	402,463
7.00% due 05/01/15	3,259	3,344
7.00% due 12/01/15	6,407	6,576
7.00% due 01/01/16	60,865	62,467
7.00% due 04/01/16	22,433	23,019
7.00% due 05/01/29	47,984	49,478
7.00% due 09/01/29	47,145	48,655
7.00% due 12/01/29	13,836	14,267
7.00% due 01/01/31	21,430	22,083
7.00% due 07/01/31	62,152	63,988
7.00% due 04/25/32(2)	747,995	771,771
7.50% due 02/01/16	312,264	320,860
7.50% due 11/01/30	111,271	114,311
7.50% due 01/01/31	248,422	257,078
7.50% due 02/01/31	57,328	59,312
7.50% due 03/01/31	123,695	127,377
8.00% due 01/01/16	461,337	484,086

		34,136,378

GOVERNMENT NATIONAL MTG. ASSOC. 1.3%
4.50% due 08/20/32(2)	137,494	131,576
5.50% due 07/20/33	877,382	869,644
5.50% due 02/20/34	615,275	609,754
5.50% due 03/20/34	592,892	587,571
6.00% due 05/20/32	265,530	268,626
6.00% due 07/20/33	523,309	530,636
6.00% due 08/15/34	953,314	966,194
6.50% due 11/15/23	176,546	181,202
6.50% due 12/15/23	447,896	459,706
6.50% due 02/15/24	107,845	110,754
6.50% due 03/20/27	11,561	11,860
6.50% due 04/20/27	53,406	54,785
6.50% due 04/20/34	371,651	380,639
6.50% due 07/15/32	192,229	197,427
7.00% due 12/15/22	39,676	40,943
7.00% due 05/15/23	9,164	9,461
7.00% due 06/15/23	9,289	9,590
7.00% due 12/15/23	27,037	27,908
7.00% due 04/15/28	25,404	26,238
7.50% due 08/15/30	17,164	17,865
7.50% due 09/15/30	8,739	9,097
7.50% due 11/15/30	48,563	50,547
7.50% due 01/15/31	46,580	48,468

		5,600,491

TOTAL U.S. GOVERNMENT AGENCIES (cost $70,497,025)		69,216,093

U.S. Government Treasuries — 2.5%

UNITED STATES TREASURY BONDS — 0.5%
4.50% due 02/15/36	1,000,000	479,102
5.38% due 02/15/31	1,000,000	1,080,078

		1,559,180
UNITED STATES TREASURY NOTES — 2.0%
3.25% due 08/15/08	500,000	487,109
3.50% due 12/15/09	1,000,000	967,422
4.00% due 11/15/12	3,000,000	2,905,782
4.25% due 08/15/14	2,000,000	1,951,484
5.13% due 05/15/16	2,000,000	2,074,688

		8,386,485

TOTAL U.S. GOVERNMENT TREASURIES (cost $10,096,891)		9,945,665

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $352,007,269)		398,270,423

Repurchase Agreement — 3.3%

Agreement with State Street Bank & Trust Co., bearing interest at 4.50%, dated 09/30/06, to be repurchased 10/02/06 in the amount of $13,495,059 collateralized by $10,055,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $13,762,781 (cost $13,490,000)	13,490,000	13,490,000

TOTAL INVESTMENTS (cost $365,497,269)@	99.6%	411,760,423
Other assets less liabilities	0.4	2,115,755

NET ASSETS	100.0%	$413,876,178

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $1,848,392 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Consists of more than one class of securities traded together as a unit.

(2)	Collateralized Mortgaged Obligation

(3)	Company has filed for Chapter 11 bankruptcy protection.

(4)	Fair valued security; see Note 1

(5)	Illiquid security

(6)	Bond in default

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 96.8%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.5%
Boeing Co.	3,000	$236,550
Lockheed Martin Corp.	2,200	189,332

		425,882

AEROSPACE/DEFENSE-EQUIPMENT — 1.7%
United Technologies Corp.	4,500	285,075

APPLICATIONS SOFTWARE — 2.7%
Microsoft Corp.	16,600	453,678

ATHLETIC FOOTWEAR — 1.4%
NIKE, Inc., Class B	2,700	236,574

BANKS-FIDUCIARY — 1.6%
State Street Corp.	4,300	268,320

BANKS-SUPER REGIONAL — 4.8%
Bank of America Corp.	10,300	551,771
PNC Financial Services Group, Inc.	3,600	260,784

		812,555

BEVERAGES-NON-ALCOHOLIC — 2.6%
PepsiCo, Inc.	6,700	437,242

COMPUTERS — 0.9%
Hewlett-Packard Co.	4,000	146,760

COMPUTERS-MEMORY DEVICES — 1.8%
EMC Corp.†	25,900	310,282

COSMETICS & TOILETRIES — 2.6%
Procter & Gamble Co.	7,200	446,256

DATA PROCESSING/MANAGEMENT — 1.7%
Automatic Data Processing, Inc.	3,100	146,754
First Data Corp.	3,400	142,800

		289,554

DIVERSIFIED MANUFACTURED OPERATIONS — 3.7%
General Electric Co.	17,600	621,280

DIVERSIFIED MINERALS — 1.5%
Companhia Vale do Rio Doce ADR	12,000	258,720

ELECTRIC-INTEGRATED — 2.2%
Dominion Resources, Inc.	3,800	290,662
Exelon Corp.	1,400	84,756

		375,418

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	5,700	213,465

ENGINEERING/R&D SERVICES — 1.3%
Fluor Corp.	2,800	215,292

FINANCE-INVESTMENT BANKER/BROKER — 7.5%
Citigroup, Inc.	9,567	475,193
E*TRADE Financial Corp.†	5,000	119,600
Merrill Lynch & Co., Inc.	3,800	297,236
UBS AG	6,200	367,722

		1,259,751

FOOD-MISC. — 1.9%
Nestle SA ADR	1,700	148,665
Unilever NV	6,700	164,418

		313,083

HOTEL/MOTEL — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.(1)	3,300	188,727

INSURANCE-LIFE/HEALTH — 0.4%
AFLAC, Inc.	1,400	64,064

INSURANCE-MULTI-LINE — 3.0%
ACE, Ltd.	5,000	273,650
MetLife, Inc.	4,200	238,056

		511,706

MEDICAL INSTRUMENTS — 2.4%
Medtronic, Inc.	8,700	404,028

MEDICAL-BIOMEDICAL/GENE — 2.4%
Amgen, Inc.†	4,400	314,732
Genentech, Inc.†	1,000	82,700

		397,432

MEDICAL-DRUGS — 9.1%
Abbott Laboratories	4,100	199,096
Eisai Co., Ltd. ADR	1,800	86,400
Eli Lilly & Co.	4,900	279,300
Forest Laboratories, Inc.†	6,200	313,782
Sanofi-Aventis ADR	5,600	249,032
Schering-Plough Corp.	18,300	404,247

		1,531,857

MEDICAL-HMO — 1.5%
WellPoint, Inc.†	3,300	254,265

MULTIMEDIA — 2.7%
Viacom, Inc., Class B	8,900	330,902
Walt Disney Co.	3,900	120,549

		451,451

NETWORKING PRODUCTS — 2.2%
Cisco Systems, Inc.†	16,200	372,600

NON-FERROUS METALS — 0.6%
Cameco Corp.	3,000	109,710

NON-HAZARDOUS WASTE DISPOSAL — 1.3%
Waste Management, Inc.	6,000	220,080

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Noble Energy, Inc.	2,700	123,093

OIL COMPANIES-INTEGRATED — 6.1%
Chevron Corp.	4,400	285,384
ConocoPhillips	4,500	267,885
Exxon Mobil Corp.	5,900	395,890
Petro-Canada	1,900	76,627

		1,025,786

OIL-FIELD SERVICES — 1.4%
Halliburton Co.	8,300	236,135

OPTICAL SUPPLIES — 0.9%
Alcon, Inc.	1,400	160,300

PHARMACY SERVICES — 1.5%
Medco Health Solutions, Inc.†	4,200	252,462

RETAIL-DISCOUNT — 0.6%
Wal-Mart Stores, Inc.	2,000	98,640

RETAIL-REGIONAL DEPARTMENT STORES — 2.4%
Federated Department Stores, Inc.	4,900	211,729

Kohl’s Corp.†	3,000	194,760

		406,489

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 1.1%
Analog Devices, Inc.	6,100	179,279

TELECOM EQUIPMENT-FIBER OPTICS — 1.7%
Corning, Inc.†	12,100	295,361

TELECOM SERVICES — 0.7%
Amdocs, Ltd.†	3,200	126,720

TELEPHONE-INTEGRATED — 1.0%
AT&T, Inc.	1,000	32,560
Sprint Corp.	7,682	131,746

		164,306

TELEVISION — 1.7%
CBS Corp., Class B	10,500	295,785

TOBACCO — 2.5%
Altria Group, Inc.	5,500	421,025

TRANSPORT-SERVICES — 1.0%
United Parcel Service, Inc., Class B	2,300	165,462

WEB PORTALS/ISP — 2.6%
Google, Inc., Class A†	1,100	442,090

WIRELESS EQUIPMENT — 0.5%
QUALCOMM, Inc.	2,300	83,605

TOTAL LONG-TERM INVESTMENT SECURITIES
(cost $14,805,425)		16,351,645

Repurchase Agreement — 2.2%

UBS Securities, LLC Joint Repurchase Agreement (cost $380,000)(2)		$380,000	380,000

TOTAL INVESTMENTS (cost $15,185,425)@	99.0%		16,731,645
Other assets less liabilities	1.0		165,550

NET ASSETS	100.0%		$16,897,195

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	Consists of more than one class of securities traded together as a unit.

(2)	See Note 2 for detail of Joint Repurchase Agreement

ADR	American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 97.2%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.9%
Boeing Co.	106,700	$8,413,295
Lockheed Martin Corp.	76,800	6,609,408

		15,022,703

AEROSPACE/DEFENSE-EQUIPMENT — 1.5%
United Technologies Corp.	188,500	11,941,475

APPAREL MANUFACTURER — 0.4%
Carter’s, Inc.†	121,100	3,195,829

APPLICATIONS SOFTWARE — 2.2%
Intuit, Inc.†	85,200	2,734,068
Microsoft Corp.	544,600	14,883,918

		17,617,986

AUTO-HEAVY DUTY TRUCKS — 0.5%
Oshkosh Truck Corp., Class B	79,500	4,012,365

BANKS-FIDUCIARY — 1.1%
State Street Corp.	137,100	8,555,040

BANKS-SUPER REGIONAL — 4.3%
Bank of America Corp.	405,800	21,738,706
PNC Financial Services Group, Inc.	169,600	12,285,824

		34,024,530

BEVERAGES-NON-ALCOHOLIC — 2.5%
Coca-Cola Co.	112,100	5,008,628
PepsiCo, Inc.	229,700	14,990,222

		19,998,850

CASINO SERVICES — 0.6%
Scientific Games Corp., Class A†	87,500	2,782,500
Shuffle Master, Inc.†	70,200	1,896,102

		4,678,602

COMMERCIAL SERVICES — 1.4%
Alliance Data Systems Corp.†	144,100	7,952,879
Steiner Leisure, Ltd.	75,400	3,170,570

		11,123,449

COMMUNICATIONS SOFTWARE — 0.3%
Avid Technology, Inc.	65,800	2,396,436

COMPUTER AIDED DESIGN — 0.4%
Autodesk, Inc.†	86,000	2,991,080

COMPUTER SERVICES — 0.4%
DST Systems, Inc.†	50,600	3,120,502

COMPUTERS — 0.5%
Hewlett-Packard Co.	108,400	3,977,196

COMPUTERS-MEMORY DEVICES — 1.4%
EMC Corp.†	912,500	10,931,750

CONSULTING SERVICES — 1.4%
Accenture, Ltd.†	353,000	11,193,630

CONSUMER PRODUCTS-MISC. — 0.0%
Fossil, Inc.†	14,600	314,484

COSMETICS & TOILETRIES — 2.0%
Procter & Gamble Co.	254,400	15,767,712

DENTAL SUPPLIES & EQUIPMENT — 0.4%
Patterson Cos, Inc.	86,200	2,897,182

DISTRIBUTION/WHOLESALE — 0.6%
CDW Corp.	35,500	2,189,640
Fastenal Co.	62,900	2,426,053

		4,615,693

DIVERSIFIED MANUFACTURED OPERATIONS — 3.3%
Danaher Corp.	106,710	7,327,776
General Electric Co.	551,700	19,475,010

		26,802,786

DIVERSIFIED MINERALS — 1.0%
Companhia Vale do Rio Doce ADR	357,600	7,709,856

DRUG DELIVERY SYSTEMS — 0.1%
Alkermes, Inc.†	74,900	1,187,165

E-COMMERCE/SERVICES — 0.9%
eBay, Inc.†	88,900	2,521,204
Monster Worldwide, Inc.†	74,000	2,678,060
Priceline.com, Inc.†	65,900	2,424,461

		7,623,725

ELECTRIC-INTEGRATED — 1.9%
Dominion Resources, Inc.	194,200	14,854,358

ELECTRONIC COMPONENTS-MISC. — 0.5%
Benchmark Electronics, Inc.†	164,100	4,411,008

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
MEMC Electronic Materials, Inc.†	70,200	2,571,426
Microchip Technology, Inc.	65,500	2,123,510
QLogic Corp.†	175,400	3,315,060

		8,009,996

ELECTRONIC CONNECTORS — 0.6%
Amphenol Corp., Class A	83,300	5,158,769

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	281,028	10,524,498

ENGINEERING/R&D SERVICES — 0.9%
Fluor Corp.	93,500	7,189,215

FINANCE-CONSUMER LOANS — 0.5%
First Marblehead Corp.†	54,900	3,802,374

FINANCE-INVESTMENT BANKER/BROKER — 5.5%
Citigroup, Inc.	367,846	18,270,911
E*TRADE Financial Corp.†	336,400	8,046,688
Merrill Lynch & Co., Inc.	95,200	7,446,544
UBS AG	173,200	10,272,492

		44,036,635

FINANCE-MORTGAGE LOAN/BANKER — 0.5%
IndyMac Bancorp, Inc.	88,900	3,659,124

FINANCE-OTHER SERVICES — 0.7%
Nasdaq Stock Market, Inc.†	175,300	5,301,072

FOOD-MISC. — 1.6%
General Mills, Inc.	225,200	12,746,320

HOSPITAL BEDS/EQUIPMENT — 0.1%
Kinetic Concepts, Inc.†	25,100	789,646

HUMAN RESOURCES — 0.3%
Manpower, Inc.	35,200	2,156,704

IDENTIFICATION SYSTEMS — 0.0%
Symbol Technologies, Inc.	4,849	72,056

INSTRUMENTS-SCIENTIFIC — 0.5%
Waters Corp.†	87,300	3,952,944

INSURANCE-LIFE/HEALTH — 0.5%
Principal Financial Group	68,500	3,718,180

INSURANCE-MULTI-LINE — 1.3%
ACE, Ltd.	197,600	10,814,648

INSURANCE-PROPERTY/CASUALTY — 0.7%
W.R. Berkley Corp.	154,850	5,480,141

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
Akamai Technologies, Inc.†	18,100	904,819

INVEST MANAGEMENT/ADVISOR SERVICES — 1.5%
Affiliated Managers Group, Inc.†	64,000	6,407,040
Nuveen Investments, Inc., Class A	110,800	5,676,284

		12,083,324

MACHINERY-CONSTRUCTION & MINING — 1.0%
Joy Global, Inc.	85,000	3,196,850
Terex Corp.†	104,100	4,707,402

		7,904,252

MEDICAL INSTRUMENTS — 1.8%
Medtronic, Inc.	305,300	14,178,132

MEDICAL PRODUCTS — 0.3%
Biomet, Inc.	85,935	2,766,248

MEDICAL-BIOMEDICAL/GENE — 1.3%
Amgen, Inc.†	144,300	10,321,779

MEDICAL-DRUGS — 7.7%
Abbott Laboratories	163,700	7,949,272
Cephalon, Inc.†	28,500	1,759,875
Eisai Co., Ltd. ADR	105,900	5,083,200
Elan Corp. PLC ADR†	148,900	2,290,082
Eli Lilly & Co.	179,700	10,242,900
Forest Laboratories, Inc.†	204,800	10,364,928
Sanofi-Aventis ADR	197,200	8,769,484
Schering-Plough Corp.	677,500	14,965,975

		61,425,716

MEDICAL-HMO — 2.2%
Aetna, Inc.	26,800	1,059,940
Coventry Health Care, Inc.†	68,200	3,513,664
Health Net, Inc.†	123,600	5,379,072
WellPoint, Inc.†	104,200	8,028,610

		17,981,286

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.5%
Amedisys, Inc.†	93,900	3,725,013

METAL PROCESSORS & FABRICATION — 1.1%
Precision Castparts Corp.	133,700	8,444,492

METAL-DIVERSIFIED — 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	63,700	3,392,662

MULTIMEDIA — 1.4%
Viacom, Inc., Class B	299,300	11,127,974

NETWORKING PRODUCTS — 1.7%
Cisco Systems, Inc.†	497,500	11,442,500
Foundry Networks, Inc.†	179,900	2,365,685

		13,808,185

NON-FERROUS METALS — 0.1%
Cameco Corp.	28,800	1,053,216

NON-HAZARDOUS WASTE DISPOSAL — 1.8%
Waste Management, Inc.	401,000	14,708,680

OIL & GAS DRILLING — 0.6%
Patterson-UTI Energy, Inc.	199,500	4,740,120

OIL COMP-INTEGRATED — 3.5%
ConocoPhillips	181,700	10,816,601
Exxon Mobil Corp.	251,400	16,868,940

		27,685,541

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.2%
Chesapeake Energy Corp.	348,300	10,093,734
Noble Energy, Inc.	307,800	14,032,602
Woodside Petroleum, Ltd. ADR	58,000	1,702,300

		25,828,636

OIL FIELD MACHINERY & EQUIPMENT — 0.6%
Complete Production Services, Inc.	100,900	1,991,766
National-Oilwell Varco, Inc.†	46,600	2,728,430

		4,720,196

OIL-FIELD SERVICES — 0.9%
Schlumberger, Ltd.	119,400	7,406,382

PHARMACY SERVICES — 1.5%
Medco Health Solutions, Inc.†	167,000	10,038,370
Omnicare, Inc.	46,800	2,016,612

		12,054,982

RACETRACK — 0.8%
Penn National Gaming, Inc.†	177,000	6,464,040

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Simon Property Group, Inc.	37,500	3,398,250

RETAIL-APPAREL/SHOE — 0.8%
Abercrombie & Fitch Co., Class A	47,200	3,279,456
Jos. A. Bank Clothiers, Inc.†	107,350	3,216,206

		6,495,662

RETAIL-AUTO PARTS — 0.4%
O’Reilly Automotive, Inc.†	105,200	3,493,692

RETAIL-CATALOG SHOPPING — 0.4%
Coldwater Creek, Inc.†	102,450	2,946,462

RETAIL-DISCOUNT — 0.7%
TJX Cos., Inc.	67,900	1,903,237
Wal-Mart Stores, Inc.	74,200	3,659,544

		5,562,781

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Federated Department Stores, Inc.	141,900	6,131,499

RETAIL-RESTAURANTS — 0.4%
Rare Hospitality International, Inc.†	105,800	3,233,248

SEMICONDUCTOR EQUIPMENT — 1.5%
Lam Research Corp.†	165,000	7,479,450
Varian Semiconductor Equipment Associates, Inc.†	130,184	4,777,753

		12,257,203

TELECOM EQUIPMENT-FIBER OPTICS — 1.3%
Corning, Inc.†	422,400	10,310,784

TELECOM SERVICES — 0.8%
Amdocs, Ltd.†	93,000	3,682,800
NeuStar, Inc., Class A†	101,600	2,819,400

		6,502,200

TELEPHONE-INTEGRATED — 1.1%
AT&T, Inc.	124,300	4,047,208
Sprint Corp.	286,499	4,913,458

		8,960,666

TELEVISION — 2.2%
CBS Corp., Class B	438,600	12,355,362
Univision Communications, Inc., Class A†	151,200	5,192,208

		17,547,570

TOBACCO — 2.1%
Altria Group, Inc.	197,500	15,118,625
Loews Corp. — Carolina Group	28,400	1,573,076

		16,691,701

TRANSPORT-SERVICES — 0.8%
United Parcel Service, Inc., Class B	85,500	6,150,870

WEB PORTALS/ISP — 1.3%
Google, Inc., Class A†	26,400	10,610,160

WIRELESS EQUIPMENT — 0.7%
QUALCOMM, Inc.	156,900	5,703,315

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $714,738,371)		777,099,452

Repurchase Agreement — 3.0%

UBS Securities LLC Joint Repurchase Agreement (cost $23,845,000)(1)	$23,845,000	23,845,000

TOTAL INVESTMENTS (cost $738,583,371)@	100.2%	800,944,452
Liabilities in excess of other assets	(0.2)	(1,412,809)

NET ASSETS	100.0%	$799,531,643

†	Non-income producing security

@	See Note 4 for cost of investments on a tax basis

(1)	See Note 2 for detail of Joint Repurchase Agreement
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 97.0%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SALES — 1.0%
Focus Media Holding, Ltd. ADR	262,800	$15,221,376

AEROSPACE/DEFENSE — 2.9%
Boeing Co.	346,000	27,282,100
Rockwell Collins, Inc.	283,400	15,541,656

		42,823,756

AIRLINES — 1.0%
Gol-Linhas Aereas Inteligentes SA ADR	446,300	15,330,405

APPAREL MANUFACTURER — 0.4%
Billabong International, Ltd.	500,000	5,459,321

APPLICATIONS SOFTWARE — 1.3%
Infosys Technologies, Ltd. ADR	200,000	9,546,000
TomTom NV	229,679	9,660,584

		19,206,584

BANKS-FIDUCIARY — 0.5%
State Street Corp.	124,000	7,737,600

BEVERAGES-NON-ALCOHOLIC — 2.1%
Hansen Natural Corp.†	186,400	6,054,272
PepsiCo, Inc.	386,500	25,222,990

		31,277,262

CELLULAR TELECOM — 1.3%
America Movil SA de CV ADR	485,700	19,122,009

COMPUTER AIDED DESIGN — 1.3%
Autodesk, Inc.†	560,300	19,487,234

COMPUTERS — 0.7%
Hewlett-Packard Co.	267,100	9,799,899

COMPUTERS-MEMORY DEVICES — 4.8%
EMC Corp.†	2,263,400	27,115,532
Network Appliance, Inc.†	1,212,800	44,885,728

		72,001,260

CONSULTING SERVICES — 1.5%
Accenture, Ltd.†	717,800	22,761,438

COSMETICS & TOILETRIES — 1.0%
Procter & Gamble Co.	240,200	14,887,596

DATA PROCESSING/MANAGEMENT — 0.8%
First Data Corp.	274,000	11,508,000

DIVERSIFIED MANUFACTURED OPERATIONS — 1.3%
General Electric Co.	537,200	18,963,160

DRUG DELIVERY SYSTEMS — 0.5%
Alkermes, Inc.†	440,500	6,981,925

E-COMMERCE/SERVICES — 0.6%
Monster Worldwide, Inc.†	254,200	9,199,498

ELECTRONIC COMPONENTS-MISC. — 1.0%
Hon Hai Precision Industry Co., Ltd.	2,382,498	14,504,822

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.4%
Altera Corp.†	521,700	9,588,846
International Rectifier Corp.†	81,500	2,839,460
MEMC Electronic Materials, Inc.†	427,600	15,662,988
Silicon-On-Insulator Technologies	241,962	6,995,498

		35,086,792

ELECTRONIC FORMS — 2.2%
Adobe Systems, Inc.†	869,700	32,570,265

ELECTRONIC MEASUREMENT INSTRUMENTS — 2.1%
Garmin, Ltd.	627,400	30,604,572

ENERGY-ALTERNATE SOURCES — 0.7%
Suntech Power Holdings Co., Ltd. ADR	431,600	11,148,228

ENGINEERING/R&D SERVICES — 1.7%
Fluor Corp.	322,800	24,820,092

ENTERPRISE SOFTWARE/SERVICE — 1.8%
Oracle Corp.†	1,533,800	27,209,612

FINANCE-INVESTMENT BANKER/BROKER — 2.8%
E*TRADE Financial Corp.†	214,700	5,135,624
UBS AG	623,800	36,997,578

		42,133,202

FINANCE-OTHER SERVICES — 1.3%
Nasdaq Stock Market, Inc.†	643,246	19,451,759

FOOD-MISC. — 1.0%
Nestle SA	42,502	14,819,363

HOTELS/MOTELS — 1.1%
Accor SA	157,671	10,746,497
Starwood Hotels & Resorts Worldwide, Inc.(2)	88,900	5,084,191

		15,830,688

HUMAN RESOURCES — 0.6%
Manpower, Inc.	158,200	9,692,914

INSURANCE-MULTI-LINE — 3.4%
ACE, Ltd.	312,700	17,114,071
Assurant, Inc.	466,800	24,931,788
ING Groep NV ADR	191,300	8,413,374

		50,459,233

INSURANCE-REINSURANCE — 1.8%
Muenchener Rueckversicherungs-Gesellschaft AG	166,027	26,255,278

INTERNET CONNECTIVITY SERVICES — 0.3%
Redback Networks, Inc.†	368,000	5,107,840

INTERNET CONTENT-INFORMATION/NEWS — 0.9%
Baidu.com ADR	153,900	13,472,406

INVEST MANAGEMENT/ADVISOR SERVICES — 1.5%
Legg Mason, Inc.	86,100	8,684,046
Nuveen Investments, Inc.	273,500	14,011,405

		22,695,451

MEDICAL INSTRUMENTS — 1.4%
Medtronic, Inc.	437,300	20,308,212

MEDICAL PRODUCTS — 0.3%
Becton, Dickinson and Co.	62,300	4,402,741

MEDICAL-BIOMEDICAL/GENE — 1.4%
ICOS Corp.†	562,713	14,101,588
Vertex Pharmaceuticals, Inc.†	200,000	6,730,000

		20,831,588

MEDICAL-DRUGS — 9.3%
Abbott Laboratories	291,500	14,155,240
AstraZeneca PLC ADR	581,900	36,368,750

Cephalon, Inc.†	125,500	7,749,625
Elan Corp. PLC ADR†	540,700	8,315,966
Sanofi-Aventis	283,910	25,272,861
Schering-Plough Corp.	1,594,600	35,224,714
Shionogi & Co., Ltd.	637,000	11,701,926

		138,789,082

MEDICAL-GENERIC DRUGS — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	735,500	25,073,195

MULTIMEDIA — 5.3%
News Corp.	1,060,000	20,829,000
Viacom, Inc.	754,850	28,065,323
Walt Disney Co.	983,900	30,412,349

		79,306,672

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	863,500	19,860,500

NON-FERROUS METALS — 0.6%
Cameco Corp.	262,200	9,588,654

OIL & GAS DRILLING — 0.9%
Transocean, Inc.†	188,000	13,767,240

OIL COMP-INTEGRATED — 3.6%
Chevron Corp.	118,500	7,685,910
ConocoPhillips	126,700	7,542,451
LUKOIL ADR	160,200	12,095,100
Petro-Canada	517,774	20,881,825
Petroleo Brasileiro SA ADR	68,500	5,126,540

		53,331,826

RESEARCH & DEVELOPMENT — 0.3%
Pharmaceutical Product Development, Inc.†	141,800	5,060,842

RETAIL-APPAREL/SHOE — 0.8%
Children’s Place Retail Stores, Inc.†	110,400	7,068,912
Tween Brands, Inc.	133,700	5,027,120

		12,096,032

RETAIL-MAJOR DEPARTMENT STORES — 1.3%
PPR	132,954	19,708,453

RETAIL-OFFICE SUPPLIES — 0.5%
Staples, Inc.	306,500	7,457,145

RETAIL-REGIONAL DEPARTMENT STORES — 1.1%
Kohl’s Corp.†	242,900	15,769,068

RETAIL-SPORTING GOODS — 0.4%
Dick’s Sporting Goods, Inc.	145,000	6,600,400

SEMICONDUCTOR EQUIPMENT — 1.0%
Lam Research Corp.†	323,200	14,650,656

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 1.2%
Integrated Device Technology, Inc.†	402,900	6,470,574
Marvell Technology Group, Ltd.†	589,800	11,424,426

		17,895,000

STEEL PIPE & TUBE — 1.3%
Vallourec SA	80,740	18,828,126

TELECOM SERVICES — 0.9%
Amdocs, Ltd.†	356,900	14,133,240

THERAPEUTICS — 1.6%
Amylin Pharmaceuticals, Inc.†	373,800	16,473,366
CV Therapeutics, Inc.†	603,200	6,719,648

		23,193,014

TOYS — 1.2%
Nintendo Co., Ltd.	88,800	18,297,498

VITAMINS & NUTRITION PRODUCTS — 0.3%
Herbalife, Ltd.	138,800	5,257,744

WEB PORTALS/ISP — 2.7%
Google, Inc.,†	98,700	39,667,530

WIRELESS EQUIPMENT — 6.2%
American Tower Corp.,†	697,100	25,444,150
Crown Castle International Corp.†	210,200	7,407,448
Motorola, Inc.	1,714,600	42,865,000
QUALCOMM, Inc.	451,200	16,401,120

		92,117,718

X-RAY EQUIPMENT — 0.8%
Hologic, Inc.†	275,300	11,981,056

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,293,824,194)		1,445,604,072

Repurchase Agreement — 3.2%

UBS Securities, LLC Joint Repurchase Agreement (cost $47,875,000)(1)	47,875,000	47,875,000

TOTAL INVESTMENTS (cost $1,341,699,194)@	100.2%	1,493,479,072
Liabilities in excess of other assets	(0.2)	(3,181,957)

NET ASSETS	100.0%	$1,490,297,115

†	Non-income producing security

@	See Note 4 for cost investment on a tax basis

(1)	See Note 2 for detail of Joint Repurchase Agreement

(2)	Consists of more than one class of securities traded together as a unit.
ADR     American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 92.9%	Shares/ Principal Amount	Value (Note 1)

CHEMICALS-DIVERSIFIED — 0.1%
Arkema ADR	4,240	$199,068

COAL — 2.0%
CONSOL Energy, Inc.	169,100	5,365,543
Massey Energy Co.	81,900	1,714,986

		7,080,529

DIVERSIFIED MINERALS — 7.0%
Anglo American PLC	97,401	4,072,296
Companhia Vale do Rio Doce ADR	224,574	4,841,815
Xstrata PLC	390,728	16,145,967

		25,060,078

METAL-ALUMINUM — 4.6%
Alcoa, Inc.	259,400	7,273,576
Alumina, Ltd.	1,150,936	5,309,734
Aluminum Corp. of China, Ltd. ADR	61,800	3,937,896

		16,521,206

METAL-DIVERSIFIED — 5.6%
Freeport-McMoRan Copper & Gold, Inc.,	141,000	7,509,660
Vedanta Resources PLC	586,141	12,763,477

		20,273,137

MINING — 4.3%
Barrick Gold Corp.	122,849	3,773,921
Gold Fields, Ltd.	288,499	5,092,695
Newmont Mining Corp.	158,000	6,754,500

		15,621,116

NON-FERROUS METALS — 4.4%
Cameco Corp.	435,400	15,922,578

OIL & GAS DRILLING — 2.6%
GlobalSantaFe Corp.	88,176	4,407,918
Transocean, Inc.†	67,400	4,935,702

		9,343,620

OIL COMPANIES-EXPLORATION & PRODUCTION — 18.9%
Canadian Natural Resources, Ltd.	333,300	15,189,713
Devon Energy Corp.	57,700	3,643,755
EnCana Corp.	152,182	7,081,177
EOG Resources, Inc.	131,800	8,573,590
Newfield Exploration Co.†	70,000	2,697,800
Noble Energy, Inc.	74,500	3,396,455
Talisman Energy, Inc.	806,700	13,164,132
Western Oil Sands, Inc.†	269,354	6,891,992
XTO Energy, Inc.	184,742	7,783,181

		68,421,795

OIL COMPANIES-INTEGRATED — 26.5%
BP PLC ADR	176,800	11,594,544
China Petroleum & Chemical Corp. ADR	64,900	4,018,608
ConocoPhillips	123,360	7,343,621
Exxon Mobil Corp.	264,284	17,733,456
LUKOIL ADR	104,700	7,904,850
Petro-Canada	112,900	4,546,302
Petroleo Brasileiro SA ADR	98,100	8,223,723
Repsol YPF SA ADR	96,700	2,884,561
Royal Dutch Shell PLC, Class A ADR	58,430	3,995,443
Royal Dutch Shell PLC, Class B ADR	75,800	5,010,380
Suncor Energy, Inc.	106,300	7,626,211
Surgutneftegaz ADR	57,500	3,731,750
Total SA ADR	170,900	11,269,146

		95,882,595

OIL REFINING & MARKETING — 4.3%
Valero Energy Corp.	304,000	15,646,880

OIL-FIELD SERVICES — 1.6%
Halliburton Co.	197,700	5,624,565

PAPER & RELATED PRODUCTS — 1.4%
Abitibi-Consolidated, Inc.	188,700	466,089
Bowater, Inc.	226,500	4,659,105

		5,125,194

PIPELINES — 0.7%
Equitable Resources, Inc.	73,300	2,564,034

PLATINUM — 4.9%
Anglo American Platinum Corp., Ltd.	142,955	14,444,810
Impala Platinum Holdings, Ltd.	20,606	3,399,610

		17,844,420

STEEL-PRODUCERS — 4.0%
Companhia Siderurgica Nacional SA ADR	126,600	3,599,238
Mittal Steel Co. NV	311,509	10,821,823

		14,421,061

TOTAL COMMON STOCK (cost $185,620,449)		335,551,876

Preferred Stock — 4.0%

PLATINUM — 4.0%
Anglo Platinum, Ltd 6.38% (convertible)	37,751	1,410,437
Companhia Vale do Rio Doce ADR	705,200	13,053,252

TOTAL PREFERRED STOCK (cost $5,213,975)		14,463,689

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $190,834,424)		350,015,565

Repurchase Agreement — 2.9%

UBS Securities, LLC Joint Repurchase Agreement (cost $10,530,000)(1)	$10,530,000	10,530,000

TOTAL INVESTMENTS (cost $201,364,424)@	99.8%	360,545,565
Other assets less liabilities	0.2	622,794

NET ASSETS	100.0%	$361,168,359

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

(1)	See Note 2 for detail of Joint Repurchase Agreement

ADR	American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 63.0%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.7%
Boeing Co.	5,600	$441,560
Lockheed Martin Corp.	4,000	344,240

		785,800

AEROSPACE/DEFENSE-EQUIPMENT — 1.1%
United Technologies Corp.	7,900	500,465

APPLICATIONS SOFTWARE — 1.8%
Microsoft Corp.	30,500	833,565

ATHLETIC FOOTWEAR — 0.9%
NIKE, Inc., Class B	4,700	411,814

BANKS-FIDUCIARY — 1.0%
State Street Corp.	7,800	486,720

BANKS-SUPER REGIONAL — 3.1%
Bank of America Corp.	18,800	1,007,116
PNC Financial Services Group, Inc.	6,300	456,372

		1,463,488

BEVERAGES-NON-ALCOHOLIC — 1.7%
PepsiCo, Inc.	12,200	796,172

COMPUTERS — 0.6%
Hewlett-Packard Co.	7,400	271,506

COMPUTERS-MEMORY DEVICES — 1.2%
EMC Corp.†	47,500	569,050

COSMETICS & TOILETRIES — 1.8%
Procter & Gamble Co.	13,300	824,334

DATA PROCESSING/MANAGEMENT — 1.1%
Automatic Data Processing, Inc.	5,500	260,370
First Data Corp.	5,700	239,400

		499,770

DIVERSIFIED MANUFACTURED OPERATIONS — 2.4%
General Electric Co.	31,800	1,122,540

DIVERSIFIED MINERALS — 1.0%
Companhia Vale do Rio Doce ADR	21,800	470,008

ELECTRIC-INTEGRATED — 1.4%
Dominion Resources, Inc.	7,000	535,430
Exelon Corp.	2,400	145,296

		680,726

ELECTRONIC FORMS — 0.8%
Adobe Systems, Inc.†	9,700	363,265

ENGINEERING/R&D SERVICES — 0.8%
Fluor Corp.	4,900	376,761

FINANCE-INVESTMENT BANKER/BROKER — 4.9%
Citigroup, Inc.	17,707	879,507
E*TRADE Financial Corp.†	9,300	222,456
Merrill Lynch & Co., Inc.	7,200	563,184
UBS AG	10,800	640,548

		2,305,695

FOOD-MISC. — 1.2%
Nestle SA ADR	3,100	271,095
Unilever NV	12,400	304,296

		575,391

HOTEL/MOTEL — 0.7%
Starwood Hotels & Resorts Worldwide, Inc. (3)	5,700	325,983

INSURANCE-LIFE/HEALTH — 0.3%
AFLAC, Inc.	2,800	128,128

INSURANCE-MULTI-LINE — 2.0%
ACE, Ltd.	9,600	525,408
MetLife, Inc.	7,400	419,432

		944,840

MEDICAL INSTRUMENTS — 1.6%
Medtronic, Inc.	15,800	733,752

MEDICAL-BIOMEDICAL/GENE — 1.5%
Amgen, Inc.†	7,900	565,087
Genentech, Inc.†	1,800	148,860

		713,947

MEDICAL-DRUGS — 5.9%
Abbott Laboratories	7,300	354,488
Eisai Co., Ltd. ADR	3,300	158,400
Eli Lilly & Co.	9,000	513,000
Forest Laboratories, Inc.†	11,200	566,832
Sanofi-Aventis ADR	10,000	444,700
Schering-Plough Corp.	32,800	724,552

		2,761,972

MEDICAL-HMO — 0.9%
WellPoint, Inc.†	5,800	446,890

MULTIMEDIA — 1.7%
Viacom, Inc., Class B	16,100	598,598
Walt Disney Co.	7,100	219,461

		818,059

NETWORKING PRODUCTS — 1.5%
Cisco Systems, Inc.†	30,500	701,500

NON-FERROUS METALS — 0.4%
Cameco Corp.	5,500	201,135

NON-HAZARDOUS WASTE DISPOSAL — 0.9%
Waste Management, Inc.	11,000	403,480

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.5%
Noble Energy, Inc.	5,000	227,950

OIL COMPANIES-INTEGRATED — 3.9%
Chevron Corp.	7,900	512,394
ConocoPhillips	8,200	488,146
Exxon Mobil Corp.	10,100	677,710
Petro-Canada	3,400	137,122

		1,815,372

OIL-FIELD SERVICES — 0.9%
Halliburton Co.	15,100	429,595

OPTICAL SUPPLIES — 0.6%
Alcon, Inc.	2,600	297,700

PHARMACY SERVICES — 0.9%
Medco Health Solutions, Inc.†	7,300	438,803

RETAIL-DISCOUNT — 0.4%
Wal-Mart Stores, Inc.	3,800	187,416

RETAIL-REGIONAL DEPARTMENT STORES — 1.5%
Federated Department Stores, Inc.	8,500	367,285
Kohl’s Corp.†	5,300	344,076

		711,361

SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS — 0.7%
Analog Devices, Inc.	11,000	323,290

TELECOM EQUIPMENT-FIBER OPTICS — 1.1%
Corning, Inc.†	22,100	539,461

TELECOM SERVICES — 0.4%
Amdocs, Ltd.†	5,200	205,920

TELEPHONE-INTEGRATED — 0.9%
AT&T, Inc.	6,100	198,616
Sprint Corp.	13,861	237,716

		436,332

TELEVISION — 1.1%
CBS Corp., Class B	19,100	538,047

TOBACCO — 1.6%
Altria Group, Inc.	9,800	750,190

TRANSPORT-SERVICES — 0.6%
United Parcel Service, Inc., Class B	4,200	302,148

WEB PORTALS/ISP — 1.7%
Google, Inc., Class A†	2,000	803,800

WIRELESS EQUIPMENT — 0.3%
QUALCOMM, Inc.	4,200	152,670

TOTAL COMMON STOCK (cost $27,100,677)		29,676,811

Asset Backed Securities — 4.1%

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.93% due 05/10/45(2)(4)	$100,000	103,538
Bank One Issuance Trust Series 2002-A3, Class A3 3.59% due 05/17/10	100,000	98,425
Bear Stearns Commercial Mtg. Securities Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	80,000	77,400
Bear Stearns Commercial Mtg. Securities Series 2006-T22, Class A4 5.47% due 04/12/38(2)	25,000	25,434
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)	100,000	96,765
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	100,000	97,349
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	100,000	96,621
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(2)	100,000	97,914
Citibank Credit Card Issuance Trust Series 2002-A1, Class A1 4.95% due 02/09/09	100,000	99,865
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(2)	80,000	79,730
Commercial Mtg. Pass Through Certificates Series 2006-C7, Class A4 5.96% due 06/10/46(2)	100,000	103,591
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class A3 5.47% due 09/15/39(2)(6)	40,000	40,265
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 12/15/15(2)	75,000	76,155
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	100,000	92,797
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	40,000	39,533
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)	110,000	109,017
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(4)	80,000	77,567
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)	70,000	68,950
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	80,000	77,900
MBNA Credit Card Master Note Trust Series 2002-A1, Class A1 4.95% due 06/15/09	100,000	99,951
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	80,000	78,348
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(2)	54,759	54,073
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.55% due 04/25/36(2)	155,129	156,142

TOTAL ASSET BACKED SECURITIES (cost $1,964,935)		1,947,330

Corporate Bonds & Notes — 5.1%

AUTO-CARS/LIGHT TRUCKS — 0.2%
DaimlerChrysler NA Holding Corp. Company Guaranteed Notes 7.30% due 01/15/12	100,000	106,288

BANKS-SUPER REGIONAL — 0.1%
Wachovia Capital Trust III Bank Guaranteed Notes 5.80% due 03/15/11(7)	35,000	35,095

CABLE TV — 0.2%
Comcast Cable Communications Holdings, Inc. Company Guaranteed Notes 8.28% due 03/15/13	50,000	57,034
Comcast Corp. Bonds 5.65% due 06/15/35	50,000	45,363

		102,397

CASINO HOTEL — 0.1%
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	45,000	44,113

DATA PROCESSING/MANAGEMENT — 0.1%
Financing Corp. STRIP Series 12 zero coupon due 12/06/13	25,000	17,644
Financing Corp. STRIP Series 13 zero coupon due 12/27/13	25,000	17,588

		35,232

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	103,187

ELECTRIC-DISTRIBUTION — 0.2%
Eastern Energy, Ltd. Senior Notes 6.75% due 12/01/06	100,000	100,238

ELECTRIC-INTEGRATED — 0.1%
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	40,432

FINANCE-CONSUMER LOANS — 0.2%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	104,523

FINANCE-CREDIT CARD — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	50,352

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	104,997

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc. Debentures 5.95% due 12/05/35	55,000	54,768
MBIA, Inc. Debentures 6.63% due 10/01/28	100,000	106,813

		161,581

FORESTRY — 0.1%
Weyerhaeuser Co. Notes 5.95% due 11/01/08	53,000	53,590

INSURANCE BROKER — 0.0%
Willis Group North America, Inc. Company Guaranteed Notes 5.63% due 07/15/15	15,000	14,392

INSURANCE-LIFE/HEALTH — 0.4%
Hartford Life, Inc. Senior Notes 7.38% due 03/01/31	100,000	120,123
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	49,971

		170,094

INSURANCE-MULTI-LINE — 0.4%
Axa Sub. Notes 8.60% due 12/15/30	100,000	127,670
MetLife, Inc. Senior Notes 5.00% due 06/15/15	50,000	48,406

		176,076

INSURANCE-MUTUAL — 0.2%
Liberty Mutual Insurance Notes 7.88% due 10/15/26*	75,000	84,637

INSURANCE-PROPERTY/CASUALTY — 0.4%
Ace Capital Trust II Co. Company Guaranteed 9.70% due 04/01/30	50,000	66,701
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	109,643

		176,344

INSURANCE-REINSURANCE — 0.2%
Berkshire Hathaway Finance Corp. Company Guaranteed Notes 4.63% due 10/15/13	100,000	96,291

MEDICAL-HMO — 0.1%
WellPoint, Inc. Notes 5.00% due 01/15/11	40,000	39,467

MULTIMEDIA — 0.3%
News America, Inc. Company Guaranteed Bonds 6.40% due 12/15/35	55,000	53,940
Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	79,087

		133,027

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Brandywine Operating Partnership LP Company Guaranteed Notes 6.00% due 04/01/16	50,000	50,557
Developers Diversified Realty Corp. Notes 5.38% due 10/15/12	50,000	49,488
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	40,335
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	82,494

		222,874

TELECOM SERVICES — 0.3%
Embarq Corp. Notes 7.08% due 06/01/16	20,000	20,402
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	106,823

		127,225

TRANSPORT-SERVICES — 0.2%
Federal Express Corp. Pass Through Certificates Series 991A 6.72% due 01/15/22	99,018	106,514

TOTAL CORPORATE BONDS & NOTES (cost $2,331,093)		2,388,966

Foreign Corporate Bonds & Notes — 0.3%

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guaranteed Notes 8.75% due 06/15/30	50,000	61,084
Telecom Italia Capital SA Notes 5.25% due 10/01/15	85,000	78,762

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $152,719)		139,846

Municipal Bonds & Notes — 0.2%

Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	60,319
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	50,373

TOTAL MUNICIPAL BONDS & NOTES (cost $119,871)		110,692

U.S. GOVERNMENT AGENCIES — 12.3%

FEDERAL HOME LOAN MTG. CORP. — 4.8%
4.50% due 09/01/35	142,795	133,498
5.00% due 10/01/35	116,642	112,243
5.00% due 12/01/35	216,239	208,085
5.00% due 06/01/36	375,000	360,569
5.50% due 01/01/36	323,267	318,959
6.00% due October TBA	620,000	623,100
6.50% due 08/01/25	25,032	25,660
6.50% due 09/01/25	6,284	6,441
6.50% due 10/01/25	87,669	89,868
6.50% due 11/01/25	29,057	29,785
6.50% due October TBA	324,000	329,974

		2,238,182

FEDERAL NATIONAL MTG. ASSOC. — 3.7%
4.50% due 09/01/35	118,723	110,959
5.00% due 03/01/19	645,071	634,753
5.00% due 04/01/19	114,377	112,548
5.00% due 07/01/33	46,030	44,386
5.00% due 03/01/34	102,359	98,704
5.00% due 09/01/34	64,222	61,838
5.00% due 08/01/35	209,783	201,710
5.50% due 11/01/33	444,063	438,725
6.50% due 08/01/28	26,572	27,225

		1,730,848

GOVERNMENT NATIONAL MTG. ASSOC. — 3.8%
5.00% due 11/15/35	395,809	384,636
5.50% due 04/15/34	258,119	256,608
5.50% due 02/15/36	202,757	201,402
5.50% due October TBA	145,000	144,003

6.00% due 10/15/32		72,164	73,163
6.50% due 08/15/23		4,641	4,763
6.50% due 09/15/23		22,000	22,580
6.50% due 10/15/23		4,697	4,821
6.50% due 11/15/23		143,463	147,245
6.50% due 12/15/23		162,187	166,463
6.50% due 09/15/28		26,281	27,019
6.50% due 11/15/28		37,238	38,306
6.50% due 10/15/31		4,386	4,506
6.50% due 02/15/35		154,917	159,065
7.00% due 01/15/33		22,903	23,650
7.00% due 10/15/34		137,226	141,688

			1,799,918

TOTAL U.S. GOVERNMENT AGENCIES (cost $5,773,711)			5,768,948

U.S. Government Treasuries — 8.6%

UNITED STATES TREASURY BONDS — 0.8%
Inflation Indexed Bonds 2.38% due 01/15/25		377,822	383,902

UNITED STATES TREASURY NOTES — 7.8%
Inflation Indexed Notes 2.00% due 01/15/16		358,820	350,578
3.50% due 02/15/10		200,000	193,133
3.75% due 05/15/08		1,575,000	1,550,452
3.88% due 07/15/10		325,000	317,180
4.50% due 12/15/10		625,000	619,824
4.88% due 04/30/11		625,000	631,958

			3,663,125

TOTAL U.S. GOVERNMENT TREASURIES (cost $4,017,133)			4,047,027

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,460,139)			44,079,620

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. Discount Notes 1.26% due 11/01/06 (cost $99,548)(5)		100,000	99,548

Repurchase Agreement — 7.9%

UBS Securities, LLC Joint Repurchase Agreement (cost $3,705,000)(1)		3,705,000	3,705,000

TOTAL INVESTMENTS (cost $45,264,687)@	101.7%		47,884,168
Liabilities in excess of other assets	(1.7)		(798,621)

NET ASSETS	100.0%		$47,085,547

†	Non-income producing security

@	See Note 4 for cost of investment on a tax basis

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $84,637 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for detail of Joint Repurchase Agreement

(2)	Collateralized mortgage obligation

(3)	Consists of more than one class of security traded together as a unit.

(4)	Variable rate security — the rate reflected is as of September 30, 2006; maturity date reflects stated maturity date.

(5)	The security was pledged as collateral to cover margin requirements for open futures contracts.

(6)	Fair valued security; see Note 1.
(7)	Perpetual maturity date. The maturity date shown represents the call date.

ADR	American Depository Receipt

TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

					Unrealized
Number of				Value as of	Appreciation
Contracts	Description	Expiration Date	Value at Trade Date	September 30, 2006	(Depreciation)

26 Short	S&P 500 EMINI	December 2006	1,706,301	1,749,020	$(42,719)
1 Long	U.S. Treasury 5 YR Note	December 2006	104,880	105,515	635
3 Long	U.S. Treasury 10 YR Note	December 2006	321,414	324,188	2,774

					$(39,310)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Investment Portfolio — September 30, 2006
(unaudited)

COMMON STOCK — 70.9%	Shares/ Principal Amount(10)	Value (Note 1)

ADVERTISING SALES — 0.2%
Focus Media Holding, Ltd. ADR	1,500	$86,880

AEROSPACE/DEFENSE — 2.2%
Boeing Co.	6,400	504,640
Lockheed Martin Corp.	3,200	275,392
Rockwell Collins, Inc.	1,400	76,776

		856,808

AIRLINES — 0.7%
Gol-Linhas Aereas Inteligentes SA ADR	2,000	68,700
Southwest Airlines Co.	11,600	193,256

		261,956

APPLICATIONS SOFTWARE — 0.5%
Microsoft Corp.	7,800	213,174

AUDIO/VIDEO PRODUCTS — 0.3%
Sony Corp.	2,900	117,350

AUTO-CARS/LIGHT TRUCKS — 0.7%
PSA Peugeot Citroen	4,810	271,237

BANKS-COMMERCIAL — 4.7%
Banca Intesa SpA	63,851	420,215
Banco Bilbao Vizcaya Argentaria SA	20,612	477,002
Shinsei Bank, Ltd.	42,000	256,000
UniCredito Italiano SpA	53,392	443,121
Westpac Banking Corp.	14,180	240,007

		1,836,345

BANKS-FIDUCIARY — 0.2%
State Street Corp.	1,000	62,400

BANKS-SUPER REGIONAL — 1.0%
Bank of America Corp.	7,200	385,704

BEVERAGES-NON-ALCOHOLIC — 0.3%
PepsiCo, Inc.	1,700	110,942

BUILDING PRODUCTS-CEMENT — 0.7%
Lafarge SA	2,048	264,371

CABLE TV — 0.8%
Comcast Corp., Class A†	8,500	313,225

CELLULAR TELECOM — 0.3%
America Movil SA de CV ADR	3,500	137,795

COMPUTER AIDED DESIGN — 0.3%
Autodesk, Inc.†	3,200	111,296

COMPUTER SERVICES — 0.2%
DST Systems, Inc.†	1,200	74,004

COMPUTERS — 0.3%
Hewlett-Packard Co.	3,600	132,084

COMPUTERS-MEMORY DEVICES — 1.6%
EMC Corp.†	12,900	154,542
Network Appliance, Inc.†	12,600	466,326

		620,868

CONSULTING SERVICES — 0.3%
Accenture, Ltd.†	3,900	123,669

COSMETICS & TOILETRIES — 0.2%
Procter & Gamble Co.	1,300	80,574

DIVERSIFIED MANUFACTURED OPERATIONS — 0.9%
General Electric Co.	4,000	141,200
Mitsubishi Heavy Industries, Ltd.	53,000	219,403

		360,603

DIVERSIFIED MINERALS — 1.7%
Companhia Vale do Rio Doce ADR	18,500	398,860
Xstrata PLC	6,853	283,185

		682,045

E-COMMERCE/SERVICES — 0.5%
Monster Worldwide, Inc.†	2,100	75,999
Rakuten, Inc.	348	136,401

		212,400

ELECTRIC-INTEGRATED — 0.6%
Electricite de France	4,227	234,770

ELECTRONIC COMPONENTS-MISC. — 1.0%
Hon Hai Precision Industry Co., Ltd.	8,288	50,458
Koninklijke (Royal) Philips Electronics NV	9,741	341,782

		392,240

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.2%
MEMC Electronic Materials, Inc.†	2,400	87,912

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	10,900	408,205

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.6%
Garmin, Ltd.	4,800	234,144

ENERGY-ALTERNATE SOURCES — 0.2%
Suntech Power Holdings Co., Ltd. ADR	2,630	67,933

ENGINEERING/R&D SERVICES — 0.5%
Fluor Corp.	2,350	180,692

ENTERPRISE SOFTWARE/SERVICE — 0.9%
Oracle Corp.†	8,800	156,112
SAP AG	1,111	220,337

		376,449

ENTERTAINMENT SOFTWARE — 0.6%
Electronic Arts, Inc.†	4,400	244,992

FINANCE-INVESTMENT BANKER/BROKER — 3.3%
Credit Suisse Group	4,730	273,674
Merrill Lynch & Co., Inc.	4,400	344,168
UBS AG (New York)	4,400	260,964
UBS AG (Virt-x)	7,320	437,871

		1,316,677

FINANCE-OTHER SERVICES — 0.6%
Nasdaq Stock Market, Inc.†	8,300	250,992

FOOD-MISC. — 2.4%
Nestle SA	2,766	964,434

FOOD-RETAIL — 1.4%
Safeway, Inc.	7,000	212,450
Tesco PLC	53,389	359,867

		572,317

HEALTH CARE COST CONTAINMENT — 0.4%
McKesson Corp.	3,300	173,976

HOTEL/MOTEL — 0.3%
Hilton Hotels Corp.	3,700	103,045

INSURANCE-LIFE/HEALTH — 1.0%
Old Mutual PLC	123,855	388,432

INSURANCE-MULTI-LINE — 2.6%
Assurant, Inc.	3,600	192,276
Axa	6,848	252,519
Hartford Financial Services Group, Inc.	3,500	303,625
Zurich Financial Services AG†	1,141	280,357

		1,028,777

INSURANCE-REINSURANCE — 1.8%
Muenchener Rueckversicherungs-Gesellschaft AG	4,419	698,815

INTERNET FINANCIAL SERVICES — 0.3%
Matsui Securities Co., Ltd.	12,500	104,233

INVEST MANAGEMENT/ADVISOR SERVICES — 0.2%
Nuveen Investments, Inc., Class A	1,900	97,337

LEISURE PRODUCTS — 0.4%
Sega Sammy Holdings, Inc.	5,100	164,064

MEDICAL INSTRUMENTS — 1.1%
Medtronic, Inc.	9,100	422,604

MEDICAL-BIOMEDICAL/GENE — 0.9%
Amgen, Inc.†	3,500	250,355
ICOS Corp.†	3,700	92,722

		343,077

MEDICAL-DRUGS — 7.3%
Abbott Laboratories	4,200	203,952
Astellas Pharma, Inc.	8,300	333,757
AstraZeneca PLC	5,799	362,432
AstraZeneca PLC ADR	2,300	143,750
Cephalon, Inc.†	1,100	67,925
Eisai Co., Ltd.†	5,800	280,364
Eli Lilly & Co.	4,100	233,700
Forest Laboratories, Inc.†	3,800	192,318
Sanofi-Aventis	5,779	514,430
Schering-Plough Corp.	25,400	561,086

		2,893,714

MEDICAL-GENERIC DRUGS — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	4,300	146,587

MEDICAL-HMO — 0.5%
UnitedHealth Group, Inc.	3,700	182,040

METAL-ALUMINUM — 0.7%
Alcoa, Inc.	9,900	277,596

MULTIMEDIA — 1.8%
Viacom, Inc., Class B	5,400	200,772
Walt Disney Co.	16,100	497,651

		698,423

MUSIC — 0.6%
EMI Group PLC†	46,673	232,453

NETWORKING PRODUCTS — 1.2%
Cisco Systems, Inc.†	20,500	471,500

NON-FERROUS METALS — 0.6%
Cameco Corp.	6,100	223,077

OIL & GAS DRILLING — 0.3%
Transocean, Inc.†	1,700	124,491

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.9%
EnCana Corp.	2,800	130,287
Talisman Energy, Inc.	14,000	228,459

		358,746

OIL COMPANIES-INTEGRATED — 3.1%
Chevron Corp.	5,600	363,216
ConocoPhillips	6,100	363,133
Petro-Canada	2,534	102,196
Statoil ASA	16,450	388,780

		1,217,325

OIL-FIELD SERVICES — 0.4%
Halliburton Co.	5,200	147,940

OPTICAL SUPPLIES — 0.9%
Essilor International SA†	3,511	359,509

RETAIL-DRUG STORE — 0.5%
Alliance Boots PLC	13,088	189,916

RETAIL-HYPERMARKETS — 0.3%
Wal-Mart de Mexico SA de CV, Series V†	35,700	121,446

RETAIL-MAJOR DEPARTMENT STORES — 0.6%
Debenhams PLC	30,800	104,812
PPR	900	133,412

		238,224

RETAIL-MISC./DIVERSIFIED — 0.8%
Seven & I Holdings Co., Ltd.	10,000	321,693

RETAIL-OFFICE SUPPLIES — 0.1%
Staples, Inc.	1,600	38,928

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Kohl’s Corp.†	1,600	103,872

SEMICONDUCTOR EQUIPMENT — 0.8%
Lam Research Corp.†	6,800	308,244

SEMICONDUCTORS COMPONENTS-INTERGATED CIRCUITS — 0.2%
Integrated Device Technology, Inc.†	500	8,030
Marvell Technology Group, Ltd.†	3,700	71,669

		79,699

SOAP & CLEANING PREPARATION — 1.1%
Henkel KGaA	3,153	438,439

STEEL PIPE & TUBE — 0.3%
Vallourec SA	506	117,996

TELECOM EQUIPMENT-FIBER OPTICS — 0.2%
Corning, Inc.†	4,100	100,081

TELECOM SERVICES — 1.0%
Amdocs, Ltd.†	2,100	83,160
Chunghwa Telecom Co., Ltd.	45,900	76,136
Chunghwa Telecom Co., Ltd. ADR†	13,016	225,307

		384,603

TELEPHONE-INTEGRATED — 0.6%
Deutsche Telekom AG	14,000	222,619

TOBACCO — 0.7%
Altria Group, Inc.	3,500	267,925

TOYS — 0.3%
Nintendo Co., Ltd.	500	103,026

TRANSPORT-SERVICES — 0.8%
United Parcel Service, Inc., Class B	4,300	309,342

WEB PORTALS/ISP — 0.8%
Google, Inc., Class A†	750	301,425

WIRELESS EQUIPMENT — 1.9%
American Tower Corp., Class A†	4,300	156,950
Crown Castle International Corp.†	1,900	66,956
Motorola, Inc.	11,000	275,000
QUALCOMM, Inc.	6,500	236,275

		735,181

TOTAL COMMON STOCK (cost $25,357,244)		27,887,907

Preferred Stock — 0.0%

STEEL-PRODUCER — 0.0%
Weirton Steel Corp., Series C(2)(3)(cost $0)	1,125	0

Asset-Backed Securities — 1.3%

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Advanta Mtg. Loan Trust Series 1999-4, Class A 5.71% due 11/25/29(6)	9,181	9,184
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	60,000	59,414
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)	25,000	24,478
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)	25,000	25,389
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	60,000	60,924
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(4)	20,000	18,559
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(4)	60,000	59,464
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	60,000	60,848
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(4)	60,000	58,175
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.34% due 12/15/44(4)(5)	60,000	59,100
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/15/30(4)	25,000	26,025
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	60,000	58,762

TOTAL ASSET-BACKED SECURITIES (cost $510,399)		520,322

Corporate Bonds & Notes — 0.8%

ELECTRIC-INTEGRATED — 0.0%
Virginia Electric & Power Co. Senior Notes Series A 5.38% due 02/01/07	10,000	9,992

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Citigroup Funding, Inc. Notes 2.15% due 10/18/07(2)	105,000	84,584

MULTIMEDIA — 0.2%
AOL Time Warner, Inc. Company Guaranteed Notes 6.15% due 05/01/07	100,000	100,392

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(1)(2)(3)(9)	130,000	0

OIL COMPANIES-INTEGRATED — 0.4%
ConocoPhillips Company Guaranteed Notes 5.51% due 04/11/07(6)	70,000	70,007
ConocoPhillips Australia Funding Co. Guaranteed Notes 5.61% due 04/09/09(6)	70,000	70,063

		140,070

TOTAL CORPORATE BONDS & NOTES (cost $408,304)		335,038

Foreign Corporate Bonds & Notes — 0.5%

BANKS-COMMERCIAL — 0.1%
Credit Agricole SA Notes 3.08% due 10/17/07	EUR	50,000	63,399

CONTAINERS-METAL/GLASS — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)(3)(9)		50,000	0

INVESTMENT COMPANIES — 0.4%
Temasek Financial I, Ltd. Company Guaranteed Notes 4.50% due 09/21/15		150,000	142,587

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $200,714)			205,986

Foreign Government Agencies — 17.7%

SOVEREIGN — 17.7%
Deutsche Bundesrepublik Series 05 4.00% due 01/04/37	EUR	110,000	141,906
Government of Australia Bonds 5.25% due 03/15/19	AUD	275,000	200,016
Government of Australia Bonds Series 611, 5.75% due 06/15/11	AUD	715,000	534,465
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	248,375
Government of Canada Bonds 5.75% due 06/01/33	CAD	95,000	107,813
Government of Canada Bonds Series WL43 5.75% due 06/01/29	CAD	150,000	166,306
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	228,934
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	93,530
Government of Japan Bonds 1.40% due 12/20/15	JPY	10,400,000	86,447
Government of Japan Bonds 1.50% due 09/20/13	JPY	20,100,000	171,610
Government of Japan Bonds 2.10% due 09/20/25	JPY	13,700,000	115,204
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	296,696
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	431,913
Government of Poland Bonds 6.25% due 10/24/15	PLN	85,000	28,559
Government of Singapore Bonds 3.63% due 07/01/11	SGD	650,000	418,811
Government of Singapore Bonds 3.63% due 07/01/14	SGD	490,000	317,597
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	367,249
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,515,000	263,081
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	60,896
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	78,197
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	312,525
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	409,269
Kingdom of Sweden Bonds Series 1049 4.50% due 08/12/15	SEK	1,365,000	198,357
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	515,000	80,601
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	543,761
Republic of Austria Notes 4.30% due 07/15/14	EUR	143,000	188,650
Republic of Austria Senior Notes 5.00% due 07/15/12*	EUR	170,000	230,428

United Kingdom Gilt Treasury Bonds 4.00% due 09/07/16	GBP	57,500	103,286
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	165,000	317,032
United Kingdom Gilt Treasury Bonds 5.00% due 09/07/14	GBP	25,000	48,091
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	138,524
United Mexican States Bonds 10.00% due 12/05/24	MXN	350,000	36,235

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $6,777,350)			6,964,364

U.S. Government Agencies — 0.2%

FEDERAL HOME LOAN MTG. CORP. — 0.1%
6.44% due 04/01/29	40,779	41,619

FEDERAL NATIONAL MTG. ASSOC. — 0.1%
4.79% due 11/01/12	25,000	24,318
7.57% due 04/01/10	7,303	7,737

		32,055

TOTAL U.S. GOVERNMENT AGENCIES (cost $75,071)		73,674

U.S. Government Treasuries — 2.7%

UNITED STATES TREASURY BONDS — 0.3%
5.38% due 02/15/31	93,000	100,447

UNITED STATES TREASURY NOTES — 2.4%
Inflation Indexed Notes 2.50% due 07/15/16	55,227	56,331
2.88% due 11/30/06(8)	240,000	239,194
3.00% due 02/15/09	220,000	211,973
4.38% due 08/15/12	385,000	380,985
4.50% due 11/15/15	70,000	69,322

		957,805

TOTAL U.S. GOVERNMENT TREASURIES (cost $1,051,397)		1,058,252

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $34,380,479)		37,045,544

Short-Term Investment Securities — 1.5%

FOREIGN GOVERNMENT TREASURIES — 0.9%
Dutch Treasury Certificate 1.30% due 10/31/06	EUR	120,000	151,785
Republic of Belgium Bills 2.86% due 10/12/06	EUR	160,000	202,710

			354,495

U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Mtg. Corp. Disc. Notes 5.17% due 11/09/06(8)		100,000	99,440

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bills 0.94% due 10/05/06		120,000	119,934

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $575,908)			573,869

Repurchase Agreement — 4.0%

UBS Securities LLC Joint Repurchase Agreement (cost $1,570,000)(7)		1,570,000	1,570,000

TOTAL INVESTMENTS(cost $36,526,387)@	99.6%	39,189,413
Other Assets Less Liabilities	0.4	145,399

NET ASSETS	100.0%	$39,334,812

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $230,438 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid

@	See Note 4 for cost of investments on a tax basis

(1)	Bond in default

(2)	Fair valued security; see Note 1

(3)	Illiquid security

(4)	Collateralized Mortgaged Obligation

(5)	Variable Rate Security — the rate reflected is as of September 30, 2006, maturity date reflects the stated maturity date.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.

(7)	See Note 2 for detail of Joint Repurchase Agreement

(8)	The security was pledged as collateral to cover margin requirements for open futures contracts.

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	Denominated in United States dollars unless otherwise stated.

ADR	American Depository Receipt
Open Foreign Bond Forward Contract

			Value at	Value as of	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	September 30, 2006	Depreciation

Japanese Government Bond, Series 213 1.40% due 06/22/09	JPY 41,400,000	07/27/06	$363,722	$356,406	($7,316)

Open Futures Contracts

Number					Unrealized
of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	September 30, 2006	(Depreciation)

1 Short	90 Day Euro Dollar	December 2006	$236,522	$236,662	$(140)
23 Short	CME E-Mini S&P500 Index	December 2006	1,515,940	1,547,900	(31,960)
8 Short	Dow Jones Euro Stoxx 50	December 2006	384,638	396,543	(11,905)
1 Long	Euro-Bund	December 2006	148,201	149,603	1,402
3 Short	Financial Times Stock
	Exch. 100 Index	December 2006	329,784	335,474	(5,690)
1 Long	LIFFE Long Gilt	December 2006	206,451	205,549	(902)
1 Short	S&P ASX 200 Index	December 2006	93,477	96,639	(3,162)
3 Short	Tokyo Price Index	December 2006	410,655	410,367	288
9 Long	U.S. Treasury 2 YR Note	December 2006	1,837,590	1,840,500	2,910
2 Long	U.S. Treasury 5 YR Note	December 2006	209,725	211,031	1,306
3 Short	U.S. Treasury 10 YR Note	December 2006	647,538	648,375	(837)

					$(48,690)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Appreciation

*	AUD	2,211,000	USD	1,681,176	12/20/06	36,223
*	CAD	1,406,000	USD	1,272,657	12/20/06	11,655
*	CHF	6,919,000	USD	5,640,445	12/20/06	62,199
*	COP	75,600,000	USD	31,340	12/20/06	36
	CZK	1,520,000	USD	68,772	12/20/06	241
*	DKK	4,590,000	USD	794,314	12/20/06	10,355
*	EUR	6,883,000	USD	8,789,943	12/20/06	23,187
*	GBP	10,000	USD	18,967	12/20/06	228
*	HKD	2,680,000	USD	345,744	12/20/06	861
*	IDR	1,529,000,000	USD	164,586	12/20/06	907
*	JPY	602,410,000	USD	5,214,015	12/20/06	55,738
*	MXN	8,046,000	USD	733,795	12/20/06	5,057
*	NOK	10,515,000	USD	1,643,907	12/20/06	25,361
*	NZD	130,000	USD	85,212	12/20/06	766
*	PLN	2,879,000	USD	923,482	12/20/06	1,579
*	RUB	11,310,000	USD	426,390	12/20/06	2,804
*	SEK	15,924,000	USD	2,200,646	12/20/06	14,855
*	SGD	3,018,000	USD	1,931,311	12/20/06	23,098
*	THB	20,160,000	USD	539,504	12/20/06	5,987
*	TRY	181,000	USD	120,127	12/20/06	4,429
*	TWD	20,462,000	USD	625,176	12/20/06	1,736
*	USD	151,121	CLP	81,655,000	12/20/06	1,518
*	USD	116,564	COP	282,900,000	12/20/06	578
*	USD	1,264,637	EUR	993,000	12/20/06	130
*	USD	1,789,826	GBP	958,000	12/20/06	5,447
*	USD	172,059	HUF	37,372,000	12/20/06	766
*	USD	68,601	ILS	300,000	12/20/06	1,122
*	USD	441,424	KRW	421,280,000	12/20/06	4,706
*	USD	359,504	MXN	3,970,000	12/20/06	65
*	USD	1,529,427	NZD	2,385,000	12/20/06	19,835
*	USD	104,646	PHP	5,316,000	12/20/06	780
	USD	376,366	CNY	2,962,000	12/20/06	1,392
	USD	76,242	CNY	590,000	06/20/07	187
*	ZAR	570,000	USD	78,801	12/20/06	6,170

						330,000

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Depreciation

*	BRL	1,612,000	USD	731,477	12/20/06	(970)
*	CAD	55,000	USD	49,173	12/20/06	(155)
*	CLP	103,717,000	USD	191,517	12/20/06	(2,363)
*	CNY	3,820,000	USD	490,372	03/21/07	(707)
*	COP	97,600,000	USD	40,297	12/20/06	(116)
*	EUR	4,753,000	USD	6,052,115	12/20/06	(1,697)
*	GBP	897,000	USD	1,675,767	12/20/06	(5,194)
*	HUF	16,261,000	USD	74,754	12/20/06	(444)
*	ILS	580,000	USD	132,617	12/20/06	(2,182)
*	ISK	2,080,000	USD	28,789	12/20/06	(335)
*	KRW	171,980,000	USD	179,886	12/20/06	(2,238)
*	NOK	570,000	USD	87,576	12/20/06	(162)
*	NZD	2,220,000	USD	1,432,137	12/20/06	(9,944)
*	PHP	2,776,000	USD	54,646	12/20/06	(408)
*	SEK	710,000	USD	97,354	12/20/06	(103)
*	THB	16,340,000	USD	430,794	12/20/06	(1,630)
*	USD	647,750	AUD	853,000	12/20/06	(13,130)
*	USD	348,212	BRL	761,000	12/20/06	(2,435)
*	USD	1,033,372	CAD	1,145,000	12/20/06	(6,453)
*	USD	3,503,261	CHF	4,284,000	12/20/06	(49,408)
*	USD	65,587	DKK	379,000	12/20/06	(855)
*	USD	11,017,859	EUR	8,630,000	12/20/06	(25,979)
*	USD	324,737	GBP	171,000	12/20/06	(4,287)
*	USD	617,348	HKD	4,785,000	12/20/06	(1,577)
*	USD	19,951	HUF	4,309,000	12/20/06	(24)
*	USD	368,646	IDR	3,413,294,000	12/20/06	(3,256)
*	USD	29,277	ISK	2,080,000	12/20/06	(153)
*	USD	4,564,941	JPY	527,342,000	12/20/06	(49,451)
*	USD	575,923	MXN	6,309,000	12/20/06	(4,507)
	USD	149,226	MYR	540,000	12/20/06	(2,172)
*	USD	648,244	NOK	4,097,000	12/20/06	(17,603)
*	USD	315,786	PLN	985,000	12/20/06	(373)
*	USD	528,458	RUB	14,020,000	12/20/06	(3,377)
*	USD	1,763,019	SEK	12,688,000	12/20/06	(21,414)
*	USD	2,666,909	SGD	4,182,000	12/20/06	(22,726)
*	USD	1,008,032	THB	37,650,000	12/20/06	(11,658)
*	USD	105,565	TRY	160,000	12/20/06	(3,290)
*	USD	386,457	TWD	12,647,000	12/20/06	(1,126)
*	USD	269,031	ZAR	1,996,000	12/20/06	(14,695)
*	USD	254,149	CNY	1,960,000	03/21/07	(2,182)

						(290,786)

				Net Unrealized Appreciation (Depreciation)		39,214

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	GBP — British Pound Sterling	NZD — New Zealand Dollar
AUD — Australian Dollar	ISK — Iceland Krona	PHP — Philippine Peso
BRL — Brazilian Real	HKD — Hong Kong Dollar	PLN — Polish Zloty
CAD — Canadian Dollar	HUF — Hungarian Forint	RUB — Russian Ruble
CHF — Swiss Franc	IDR — Indonesian Rupiah	SEK — Swedish Krona
CLP — Chilean Peso	ILS — Israeli Shekel	SGD — Singapore Dollar
CNY — Yuan (Chinese) Renminbi	JPY — Japanese Yen	THB — Thailand Baht
COP — Colombian Peso	KRW — South Korean Won	TRY — Turkish Lira
CZK — Czech Koruna	MXN — Mexican Peso	TWD — Taiwan Dollar
DKK — Danish Krone	MYR — Malaysian Ringgit	USD — United States Dollar
EUR — Euro	NOK — Norwegian Krone	ZAR — South African Rand

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2006 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward currency contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of any discount or premium.
Note 2. Repurchase Agreements: As of September 30, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	53.1%	$109,555,000
Growth and Income	0.2	380,000
Growth	11.6	23,845,000
Capital Appreciation	23.2	47,875,000
Natural Resources	5.1	10,530,000
Multi-Asset	1.8	3,705,000
Strategic Multi-Asset	0.8	1,570,000
As of that date, the repurchase agreement in the joint account and the collateral therefore was as follows:
UBS Securities Corp., dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $206,260,000 a repurchase price of $206,345,942, a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	8.00%	11/15/21	$111,364,000	$152,151,065
U.S. Treasury Bonds	6.25	08/15/23	50,000,000	58,328,125

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended September 30, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in
			Market Value	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	at December 31, 2005	Purchases	Sales	Gain/Loss	Gain (Loss)	at September 30, 2006
Growth and Income	AIG	$431	$196,161	$—	$37,152	$94,514	$(253,523)	$—
Growth	AIG	15,758	7,167,698	—	7,029,421	6,501,034	(6,639,311)	—
Multi-Asset	AIG	715	338,966	—	332,921	278,397	(284,442)	—
Note 4. Federal Income Taxes: As of September 30, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$14,438,017
Government and Quality Bond	11,665,975	(8,584,562)	3,081,413	1,050,905,099
Asset Allocation	52,609,117	(6,298,268)	46,310,849	365,449,575
Growth and Income	1,735,471	(322,924)	1,412,547	15,319,098
Growth	75,808,881	(15,273,795)	60,535,086	740,409,366
Capital Appreciation	189,118,906	(39,238,060)	149,880,846	1,343,598,226
Natural Resources	162,677,701	(4,241,167)	158,436,534	202,109,031
Multi-Asset	2,838,503	(696,709)	2,141,794	45,742,374
Strategic Multi-Asset	3,400,024	(907,723)	2,492,301	36,697,112
Note 5. Other Information: On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.
AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to continue to serve as investment adviser of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser’s ability to perform its respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Act of 1940(17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the third fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2006

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	November 29, 2006